PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 24.5%
Basic Materials : 0.2%
414,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 $ 420,301
0.1
259,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 264,577
0.0
383,000  Nucor Corp., 5.100%,
06/01/2035 387,163
0.1
156,000  Nutrien Ltd., 2.950%,
05/13/2030 146,274
0.0
17,000  Nutrien Ltd., 5.875%,
12/01/2036 17,521
0.0
261,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 266,442
0.0
350,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 335,993
0.0
1,838,271
0.2
Communications : 2.7%
765,000  Alphabet, Inc., 4.400%,
02/15/2033 755,694
0.1
430,000  Alphabet, Inc., 4.700%,
11/15/2035 425,000
0.1
355,000  Alphabet, Inc., 4.800%,
02/15/2036 353,617
0.0
115,000  Alphabet, Inc., 5.300%,
05/15/2065 106,537
0.0
430,000  Alphabet, Inc., 5.450%,
11/15/2055 416,626
0.1
275,000  Alphabet, Inc., 5.700%,
11/15/2075 266,737
0.0
358,000  Alphabet, Inc., 5.750%,
02/15/2066 354,817
0.0
114,000  Amazon.com, Inc.,
2.100%,
05/12/2031 102,204
0.0
518,000  Amazon.com, Inc.,
4.250%,
03/13/2031 514,299
0.1
308,000  Amazon.com, Inc.,
4.350%,
03/20/2033 302,519
0.0
766,000  Amazon.com, Inc.,
4.550%,
03/13/2033 758,851
0.1
413,000  Amazon.com, Inc.,
4.650%,
11/20/2035 405,122
0.1
273,000  Amazon.com, Inc.,
5.450%,
11/20/2055 260,990
0.0
592,000  Amazon.com, Inc.,
5.550%,
11/20/2065 559,777
0.1
511,000  Amazon.com, Inc.,
5.650%,
03/13/2046 509,534
0.1
370,000  Amazon.com, Inc.,
5.800%,
03/13/2056 369,964
0.1
373,000  Amazon.com, Inc.,
6.050%,
03/13/2076 371,104
0.1
276,000  AppLovin Corp.,
5.125%,
12/01/2029 277,665
0.0
427,000  AppLovin Corp.,
5.375%,
12/01/2031 431,344
0.1
90,000  AT&T, Inc., 3.800%,
12/01/2057 60,907
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
270,000  AT&T, Inc., 4.550%,
11/01/2032 $ 265,493
0.0
540,000  AT&T, Inc., 4.900%,
11/01/2035 526,997
0.1
229,000  AT&T, Inc., 4.900%,
08/15/2037 220,474
0.0
271,000  AT&T, Inc., 6.050%,
08/15/2056 267,092
0.0
260,000
(1)
Beignet Investor LLC,
6.581%,
05/30/2049 267,522
0.0
148,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 132,911
0.0
395,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 251,700
0.0
96,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 61,713
0.0
180,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 133,174
0.0
253,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 198,601
0.0
482,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 499,380
0.1
219,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 227,486
0.0
505,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.700%,
12/01/2055 482,970
0.1
268,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 274,651
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
371,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 $ 378,727
0.1
95,000
(2)
Comcast Corp.,
1.500%,
02/15/2031 82,356
0.0
88,000  Comcast Corp.,
1.950%,
01/15/2031 78,094
0.0
243,000  Comcast Corp.,
2.650%,
02/01/2030 227,623
0.0
61,000  Comcast Corp.,
3.200%,
07/15/2036 51,170
0.0
65,000  Comcast Corp.,
3.900%,
03/01/2038 55,856
0.0
105,000  Comcast Corp.,
5.300%,
06/01/2034 106,623
0.0
425,000  Meta Platforms, Inc.,
4.200%,
11/15/2030 420,974
0.1
315,000  Meta Platforms, Inc.,
4.600%,
11/15/2032 312,016
0.0
420,000  Meta Platforms, Inc.,
4.875%,
11/15/2035 412,205
0.1
647,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 586,484
0.1
550,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 520,826
0.1
366,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 329,247
0.0
330,000  Meta Platforms, Inc.,
5.625%,
11/15/2055 309,560
0.0
330,000  Meta Platforms, Inc.,
5.750%,
11/15/2065 306,746
0.0
207,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 209,848
0.0
250,000  Motorola Solutions, Inc.,
5.550%,
08/15/2035 255,689
0.0
200,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 199,464
0.0
213,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 208,778
0.0
200,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 179,145
0.0
315,000
(1)
NBN Co. Ltd., 6.000%,
10/06/2033 339,504
0.0
344,000  Netflix, Inc., 5.875%,
11/15/2028 357,957
0.0
511,000  Omnicom Group, Inc.,
5.000%,
06/02/2033 499,286
0.1
33,000  Orange SA, 9.000%,
03/01/2031 39,016
0.0
302,000
(1)
SoftBank Corp.,
4.699%,
07/09/2030 300,341
0.0
530,000  Sprint Capital Corp.,
6.875%,
11/15/2028 560,482
0.1
344,000  Sprint Capital Corp.,
8.750%,
03/15/2032 409,213
0.1
91,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 78,504
0.0
116,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 105,221
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
77,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 $ 73,886
0.0
17,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 15,453
0.0
212,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 201,679
0.0
38,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 35,053
0.0
57,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 41,702
0.0
107,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 103,720
0.0
311,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 294,239
0.0
46,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 44,811
0.0
103,000  T-Mobile USA, Inc.,
5.000%,
02/15/2036 101,485
0.0
291,000  T-Mobile USA, Inc.,
5.300%,
05/15/2035 293,531
0.0
256,000  T-Mobile USA, Inc.,
5.850%,
02/15/2056 248,615
0.0
238,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 236,115
0.0
494,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 490,079
0.1
563,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 518,707
0.1
122,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 106,998
0.0
156,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 136,222
0.0
120,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 108,972
0.0
230,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 219,056
0.0
144,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 134,321
0.0
380,000  Verizon
Communications, Inc.,
5.000%,
01/15/2036 372,273
0.1
580,000  Verizon
Communications, Inc.,
5.875%,
11/30/2055 564,562
0.1
445,000  Verizon
Communications, Inc.,
6.000%,
11/30/2065 431,545
0.1
24,107,451
2.7
Consumer, Cyclical : 1.9%
22,627  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 22,370
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
8,223  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 $ 8,114
0.0
460,586  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 449,162
0.1
10,900  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 10,573
0.0
395,065  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 382,387
0.1
267,000  American Honda
Finance Corp., 4.700%,
01/12/2028 267,587
0.0
189,000  American Honda
Finance Corp., 5.650%,
11/15/2028 193,640
0.0
311,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 308,394
0.0
125,000  AutoZone, Inc., 6.250%,
11/01/2028 130,543
0.0
154,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 155,762
0.0
109,000
(2)
BorgWarner, Inc.,
5.400%,
08/15/2034 110,433
0.0
127,546
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 127,407
0.0
616,000  Ford Motor Credit
Co. LLC, 4.000%,
11/13/2030 573,527
0.1
611,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 603,272
0.1
263,000  General Motors Co.,
6.250%,
04/15/2035 273,632
0.0
57,000  General Motors Co.,
6.250%,
10/02/2043 56,029
0.0
298,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 265,590
0.0
943,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 947,934
0.1
921,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 942,452
0.1
355,000  General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 361,516
0.0
92,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 95,604
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
296,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 $ 306,237
0.0
524,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 520,224
0.1
318,000
(2)
Honda Motor Co. Ltd.,
5.337%,
07/08/2035 314,745
0.0
127,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 129,019
0.0
257,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 259,840
0.0
285,000
(1)
Hyundai Capital
America, 5.300%,
06/24/2029 289,529
0.0
373,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 379,470
0.1
282,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 287,600
0.0
681,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 703,417
0.1
301,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 314,310
0.0
396,000
(1)
LG Energy Solution
Ltd., 5.250%,
04/02/2031 395,176
0.1
280,000
(1)
LG Energy Solution
Ltd., 5.875%,
04/02/2036 278,110
0.0
20,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 15,151
0.0
540,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 530,897
0.1
18,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 17,245
0.0
475,000  Marriott International,
Inc., 4.500%,
10/15/2031 469,655
0.1
483,000  Marriott International,
Inc., 5.250%,
10/15/2035 480,704
0.1
166,000  Marriott International,
Inc., 5.350%,
03/15/2035 167,145
0.0
195,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 178,619
0.0
389,000
(1)
Mercedes-Benz Finance
North America LLC,
4.800%,
08/01/2029 392,615
0.1
482,000  Toyota Motor Corp.,
4.450%,
06/30/2030 482,595
0.1
250,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 251,563
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
353,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 $ 357,052
0.0
342,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 343,145
0.0
87,262  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 88,778
0.0
372,129  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 371,304
0.0
505,257  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 487,897
0.1
290,000
(1)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 289,320
0.0
295,000
(1)
Volkswagen Group of
America Finance LLC,
4.850%,
09/11/2030 292,421
0.0
699,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 707,522
0.1
759,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 765,482
0.1
354,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 374,451
0.1
17,527,166
1.9
Consumer, Non-cyclical : 3.1%
410,000  Abbott Laboratories,
5.500%,
03/15/2056 402,307
0.1
205,000  Abbott Laboratories,
5.600%,
03/15/2066 199,980
0.0
626,000  AbbVie, Inc., 3.200%,
11/21/2029 603,607
0.1
166,000  AbbVie, Inc., 4.650%,
03/15/2028 167,567
0.0
282,000  AbbVie, Inc., 5.600%,
03/15/2055 278,051
0.0
511,000  AbbVie, Inc., 5.650%,
03/15/2066 498,026
0.1
262,000  Altria Group, Inc.,
6.200%,
11/01/2028 273,365
0.0
75,000  Amgen, Inc., 2.200%,
02/21/2027 73,649
0.0
16,000  Amgen, Inc., 2.300%,
02/25/2031 14,452
0.0
53,000  Amgen, Inc., 2.450%,
02/21/2030 49,232
0.0
67,000  Amgen, Inc., 3.150%,
02/21/2040 52,156
0.0
43,000  Amgen, Inc., 5.250%,
03/02/2030 44,164
0.0
393,000
(2)
Astrazeneca Finance
LLC, 4.900%,
02/26/2031 401,544
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
284,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 $ 287,026
0.0
12,000  BAT Capital Corp.,
3.557%,
08/15/2027 11,872
0.0
267,000  BAT Capital Corp.,
4.390%,
08/15/2037 242,731
0.0
122,000  BAT Capital Corp.,
5.834%,
02/20/2031 127,709
0.0
68,000  BAT Capital Corp.,
7.079%,
08/02/2043 74,802
0.0
346,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 347,803
0.1
279,000  Bristol-Myers
Squibb Co., 5.550%,
02/22/2054 268,837
0.0
298,000  Campbell Soup Co.,
5.200%,
03/21/2029 300,904
0.0
423,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 423,807
0.1
49,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 50,059
0.0
189,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 166,266
0.0
118,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 107,649
0.0
185,000  Cencora, Inc., 5.125%,
02/15/2034 186,613
0.0
71,000  Centene Corp., 2.450%,
07/15/2028 66,164
0.0
1,114,000  Centene Corp., 3.000%,
10/15/2030 976,922
0.1
359,000  Cigna Group, 2.375%,
03/15/2031 322,648
0.0
356,000  Cigna Group, 4.800%,
08/15/2038 334,893
0.0
685,000  Cigna Group, 5.250%,
01/15/2036 686,143
0.1
653,000  Cigna Group, 5.600%,
02/15/2054 618,816
0.1
304,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 310,801
0.0
186,000  CVS Health Corp.,
4.125%,
04/01/2040 155,392
0.0
415,000  CVS Health Corp.,
4.780%,
03/25/2038 382,662
0.1
47,000  CVS Health Corp.,
5.050%,
03/25/2048 40,353
0.0
122,000  CVS Health Corp.,
5.125%,
02/21/2030 123,746
0.0
360,000  CVS Health Corp.,
5.450%,
09/15/2035 361,529
0.1
22,000  CVS Health Corp.,
6.000%,
06/01/2063 20,890
0.0
40,000  CVS Health Corp.,
6.250%,
09/15/2065 39,112
0.0
8,926  CVS Pass-Through
Trust, 6.943%,
01/10/2030 9,192
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
510,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 $ 514,319
0.1
270,000  Elevance Health, Inc.,
4.600%,
09/15/2032 265,997
0.0
279,000  Elevance Health, Inc.,
4.950%,
11/01/2031 280,831
0.0
143,000  Elevance Health, Inc.,
5.200%,
02/15/2035 142,824
0.0
229,000  Eli Lilly & Co., 5.500%,
02/12/2055 224,624
0.0
396,000
(1)
EMD Finance LLC,
4.625%,
10/15/2032 390,514
0.1
184,000  Equifax, Inc., 3.100%,
05/15/2030 172,427
0.0
339,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 337,817
0.1
150,000  Global Payments, Inc.,
4.450%,
06/01/2028 148,843
0.0
72,000  HCA, Inc., 2.375%,
07/15/2031 63,658
0.0
40,000  HCA, Inc., 3.375%,
03/15/2029 38,736
0.0
384,000  HCA, Inc., 3.500%,
09/01/2030 364,780
0.1
61,000  HCA, Inc., 4.375%,
03/15/2042 51,354
0.0
628,000  HCA, Inc., 4.500%,
02/15/2027 628,069
0.1
170,000  HCA, Inc., 5.125%,
06/15/2039 160,303
0.0
223,000  HCA, Inc., 5.450%,
04/01/2031 228,623
0.0
39,000
(2)
HCA, Inc., 6.100%,
04/01/2064 37,686
0.0
434,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 440,309
0.1
479,000  Hershey Co., 4.950%,
02/24/2032 490,693
0.1
227,000  Humana, Inc., 5.375%,
04/15/2031 229,503
0.0
524,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 534,377
0.1
524,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 537,863
0.1
203,000
(1)
Japan Tobacco, Inc.,
5.250%,
06/15/2030 208,267
0.0
113,000  Johnson & Johnson,
4.900%,
06/01/2031 116,792
0.0
207,000  Kenvue, Inc., 4.850%,
05/22/2032 209,289
0.0
168,000  Kenvue, Inc., 5.050%,
03/22/2028 170,603
0.0
223,000  Kroger Co., 5.500%,
09/15/2054 207,245
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
292,000  Kroger Co., 5.650%,
09/15/2064 $ 270,941
0.0
189,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 186,753
0.0
167,000  Laboratory Corp. of
America Holdings,
4.800%,
10/01/2034 162,671
0.0
206,000
(1)
Mars, Inc., 5.000%,
03/01/2032 208,500
0.0
423,000
(1)
Mars, Inc., 5.200%,
03/01/2035 427,181
0.1
210,000
(1)
Mars, Inc., 5.650%,
05/01/2045 207,498
0.0
282,000
(1)
Mars, Inc., 5.700%,
05/01/2055 275,162
0.0
237,000  McKesson Corp.,
4.250%,
09/15/2029 236,439
0.0
309,000  McKesson Corp.,
4.950%,
05/30/2032 313,976
0.0
283,000  McKesson Corp.,
5.250%,
05/30/2035 288,500
0.0
542,000  Merck & Co., Inc.,
4.450%,
12/04/2032 538,476
0.1
600,000  Novartis Capital Corp.,
4.600%,
03/18/2033 597,627
0.1
358,000  Novartis Capital Corp.,
5.600%,
03/18/2046 358,807
0.1
405,000  Novartis Capital Corp.,
5.700%,
03/18/2056 408,180
0.1
173,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 172,393
0.0
239,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 240,177
0.0
341,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 346,141
0.1
70,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 63,952
0.0
71,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 66,562
0.0
366,000  Quest Diagnostics, Inc.,
4.625%,
12/15/2029 368,696
0.1
118,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 128,511
0.0
81,000  Reynolds American,
Inc., 5.850%,
08/15/2045 78,496
0.0
302,000
(1)
Roche Holdings, Inc.,
4.592%,
09/09/2034 297,517
0.0
581,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 607,921
0.1
354,000  Royalty Pharma PLC,
1.750%,
09/02/2027 341,362
0.1
292,000  Royalty Pharma PLC,
2.200%,
09/02/2030 263,077
0.0
103,000  S&P Global, Inc.,
1.250%,
08/15/2030 89,840
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
275,000  S&P Global, Inc.,
2.950%,
03/01/2029 $ 264,959
0.0
230,000  Solventum Corp.,
5.450%,
03/13/2031 236,034
0.0
139,000  Solventum Corp.,
5.600%,
03/23/2034 142,145
0.0
278,000  Stryker Corp., 4.850%,
02/10/2030 281,851
0.0
325,000  Takeda Pharmaceutical
Co. Ltd., 5.300%,
07/05/2034 328,810
0.0
257,000  Takeda Pharmaceutical
Co. Ltd., 5.800%,
07/05/2064 248,311
0.0
355,000  Thermo Fisher
Scientific, Inc., 4.550%,
06/15/2033 350,878
0.1
340,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 347,533
0.1
199,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 204,233
0.0
35,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 25,475
0.0
102,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 82,575
0.0
133,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 134,184
0.0
52,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 47,652
0.0
238,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 226,796
0.0
137,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 135,439
0.0
132,000  Viatris, Inc., 2.700%,
06/22/2030 119,629
0.0
152,000  Viatris, Inc., 4.000%,
06/22/2050 99,706
0.0
180,000  Zimmer Biomet
Holdings, Inc., 3.550%,
03/20/2030 173,130
0.0
28,294,483
3.1
Energy : 1.4%
203,000
(1)
Aker BP ASA, 5.125%,
10/01/2034 198,770
0.0
421,000  APA Corp., 6.750%,
02/15/2055 422,316
0.1
58,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 58,324
0.0
44,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 44,321
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
262,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 $ 267,484
0.0
174,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 171,889
0.0
63,000
(1)
Cameron LNG LLC,
2.902%,
07/15/2031 57,720
0.0
191,000  Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 193,303
0.0
8,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 7,775
0.0
227,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 226,078
0.0
462,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 464,852
0.1
373,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 385,183
0.1
290,000
(2)
Devon Energy Corp.,
5.200%,
09/15/2034 290,838
0.0
108,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 83,665
0.0
82,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 77,658
0.0
234,000
(3)
Enbridge (US) Inc. 20-
A, 5.750%,
07/15/2080 233,697
0.0
184,000  Energy Transfer L.P.,
3.750%,
05/15/2030 177,926
0.0
468,000  Energy Transfer L.P.,
4.550%,
01/15/2031 463,931
0.1
27,000  Energy Transfer L.P.,
4.900%,
03/15/2035 26,130
0.0
185,000  Energy Transfer L.P.,
5.200%,
04/01/2030 189,186
0.0
148,000  Energy Transfer L.P.,
5.300%,
04/01/2044 132,763
0.0
393,000  Energy Transfer L.P.,
5.350%,
01/15/2036 390,418
0.1
77,000  Energy Transfer L.P.,
5.350%,
05/15/2045 68,906
0.0
91,000  Energy Transfer L.P.,
6.050%,
09/01/2054 86,725
0.0
67,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 67,938
0.0
407,000
(3)
Enterprise Products
Operating LLC D,
6.900%, (TSFR3M +
3.248%),
08/16/2077 406,860
0.1
477,000  EOG Resources, Inc.,
5.000%,
07/15/2032 483,115
0.1
262,000  EOG Resources, Inc.,
5.350%,
01/15/2036 265,983
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
787,000  Equinor ASA, 4.500%,
09/03/2030 $ 791,426
0.1
840,000  Equinor ASA, 4.750%,
11/14/2035 827,435
0.1
450,000  Hess Corp., 4.300%,
04/01/2027 450,353
0.1
66,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 59,217
0.0
84,000  Kinder Morgan Energy
Partners L.P., 5.400%,
09/01/2044 78,405
0.0
357,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 359,949
0.1
271,000  MPLX L.P., 5.000%,
01/15/2033 269,110
0.0
152,000  MPLX L.P., 5.300%,
04/01/2036 149,883
0.0
123,000
(2)
Occidental Petroleum
Corp., 5.375%,
01/01/2032 124,916
0.0
91,000  Occidental Petroleum
Corp., 6.050%,
10/01/2054 88,553
0.0
160,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 163,529
0.0
33,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 34,205
0.0
82,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 82,164
0.0
112,000  Ovintiv, Inc., 5.650%,
05/15/2028 115,033
0.0
268,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 266,989
0.0
110,000
(1)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 102,158
0.0
214,000
(1)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 216,703
0.0
378,000  Targa Resources Corp.,
5.400%,
07/30/2036 375,396
0.1
71,000  Targa Resources Corp.,
5.500%,
02/15/2035 71,660
0.0
43,000  Targa Resources Corp.,
6.250%,
07/01/2052 42,982
0.0
205,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 204,757
0.0
291,000
(3)
TransCanada
PipeLines Ltd., 7.000%,
06/01/2065 295,639
0.0
120,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 114,113
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
808,000  Valero Energy Corp.,
5.150%,
03/10/2036 $ 796,810
0.1
430,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 433,614
0.1
302,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 299,201
0.0
129,000  Williams Cos., Inc.,
4.900%,
03/15/2029 130,535
0.0
12,888,489
1.4
Financial : 8.6%
200,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 178,597
0.0
238,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 238,603
0.0
410,000
(3)
American Express Co.,
4.351%,
07/20/2029 409,769
0.1
110,000
(3)
American Express Co.,
4.456%,
02/10/2032 108,884
0.0
13,000
(2)(3)
American Express Co.,
5.016%,
04/25/2031 13,219
0.0
175,000
(3)
American Express Co.,
5.085%,
01/30/2031 178,002
0.0
286,000
(3)
American Express Co.,
5.098%,
02/16/2028 287,594
0.0
166,000
(3)
American Express Co.,
5.282%,
07/27/2029 168,853
0.0
41,000
(2)
American Homes 4
Rent L.P., 3.625%,
04/15/2032 37,872
0.0
144,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 143,282
0.0
334,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 337,227
0.0
343,000  American International
Group, Inc., 3.400%,
06/30/2030 327,424
0.0
74,000  American Tower Corp.,
2.700%,
04/15/2031 67,181
0.0
60,000  American Tower Corp.,
3.600%,
01/15/2028 59,126
0.0
182,000  American Tower Corp.,
3.650%,
03/15/2027 180,735
0.0
112,000  American Tower Corp.,
5.250%,
07/15/2028 113,962
0.0
88,000  American Tower Corp.,
5.500%,
03/15/2028 89,569
0.0
221,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 228,513
0.0
125,000  Aon North America, Inc.,
5.125%,
03/01/2027 125,670
0.0
280,000  Aon North America, Inc.,
5.150%,
03/01/2029 286,045
0.0
337,000  Aon North America, Inc.,
5.750%,
03/01/2054 324,967
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
360,000  Arthur J Gallagher
& Co., 5.550%,
02/15/2055 $ 336,298
0.0
688,000  Assurant, Inc., 5.550%,
02/15/2036 690,131
0.1
728,000  Athene Holding Ltd.,
6.250%,
04/01/2054 668,731
0.1
471,000  Athene Holding Ltd.,
6.625%,
05/19/2055 454,234
0.1
460,000
(1)
Atlas Warehouse
Lending Co. L.P.,
4.625%,
11/15/2028 453,192
0.1
704,000
(1)
Atlas Warehouse
Lending Co. L.P.,
6.050%,
01/15/2028 713,951
0.1
600,000  Banco Santander SA,
5.439%,
07/15/2031 617,338
0.1
400,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 409,669
0.1
90,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 79,477
0.0
209,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 186,021
0.0
354,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 327,130
0.0
316,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 286,468
0.0
1,267,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 1,245,109
0.1
60,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 59,557
0.0
300,000
(3)
Bank of America Corp.,
4.456%,
02/06/2032 296,309
0.0
385,000
(3)
Bank of America Corp.,
5.045%,
02/06/2037 380,033
0.0
189,000
(3)
Bank of America Corp.,
5.511%,
01/24/2036 192,805
0.0
415,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 415,136
0.1
313,000
(3)
Bank of America Corp.,
5.744%,
02/12/2036 318,519
0.0
380,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 398,041
0.1
612,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 605,576
0.1
470,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 447,245
0.1
57,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 52,701
0.0
434,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 427,443
0.1
306,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 289,494
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
381,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 $ 344,988
0.0
87,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 86,239
0.0
1,415,000
(3)
Bank of Montreal,
4.640%,
09/10/2030 1,418,117
0.2
470,000
(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 469,347
0.1
409,000
(1)
Banque Federative
du Credit Mutuel SA,
4.591%,
10/16/2028 409,323
0.1
172,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 161,246
0.0
257,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 218,143
0.0
56,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 51,949
0.0
735,000
(1)
BPCE SA, 5.281%,
05/30/2029 749,869
0.1
371,000
(1)(3)
BPCE SA, 5.716%,
01/18/2030 380,385
0.0
332,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 331,780
0.0
221,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 227,114
0.0
222,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 218,353
0.0
166,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 173,542
0.0
465,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 458,042
0.1
440,000  CME Group, Inc.,
4.400%,
03/15/2030 441,515
0.1
434,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 440,096
0.1
490,000
(3)
CoBank ACB M,
7.125%,
12/31/2199 506,253
0.1
906,000
(1)(3)
Cooperatieve
Rabobank UA, 5.710%,
01/21/2033 941,721
0.1
444,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 440,088
0.1
84,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 78,836
0.0
246,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 257,626
0.0
275,000
(1)(3)
Credit Agricole SA,
4.656%,
01/12/2032 271,319
0.0
695,000
(1)(3)
Credit Agricole SA,
4.818%,
09/25/2033 681,130
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
176,000  Crown Castle, Inc.,
2.100%,
04/01/2031 $ 153,390
0.0
46,000  Crown Castle, Inc.,
2.500%,
07/15/2031 40,543
0.0
136,000  Crown Castle, Inc.,
2.900%,
03/15/2027 134,004
0.0
184,000  Crown Castle, Inc.,
3.300%,
07/01/2030 172,465
0.0
401,000  Crown Castle, Inc.,
4.800%,
09/01/2028 403,206
0.1
416,000  Crown Castle, Inc.,
4.900%,
09/01/2029 418,437
0.1
56,000  Crown Castle, Inc.,
5.100%,
05/01/2033 55,238
0.0
201,000  Crown Castle, Inc.,
5.600%,
06/01/2029 205,806
0.0
96,000  Crown Castle, Inc.,
5.800%,
03/01/2034 98,364
0.0
232,000  CubeSmart L.P.,
2.250%,
12/15/2028 219,050
0.0
270,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 269,299
0.0
425,000
(1)(3)
Danske Bank A/S,
4.999%,
03/27/2032 426,258
0.1
345,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 354,910
0.0
813,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 808,629
0.1
719,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 738,669
0.1
350,000
(1)(3)
DNB Bank ASA,
4.832%,
03/30/2032 349,268
0.0
271,000
(1)(3)
DNB Bank ASA,
4.853%,
11/05/2030 273,640
0.0
328,000
(1)
EQT AB, 5.850%,
05/08/2035 329,255
0.0
447,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 450,876
0.1
533,000
(1)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 529,756
0.1
196,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 191,980
0.0
165,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 162,481
0.0
140,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 140,850
0.0
641,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 655,096
0.1
523,000
(3)
Fifth Third Bancorp,
5.141%,
01/29/2037 509,689
0.1
474,000  First Industrial L.P.,
5.250%,
01/15/2031 479,194
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
387,000
(1)
Gabx Leasing LLC,
5.300%,
04/15/2036 $ 380,041
0.0
695,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 681,894
0.1
100,000
(3)
Goldman Sachs
Group, Inc., 4.516%,
01/21/2032 98,505
0.0
394,000
(3)
Goldman Sachs
Group, Inc., 5.065%,
01/21/2037 385,350
0.0
156,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 156,581
0.0
233,000
(3)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 236,942
0.0
169,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 174,387
0.0
295,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 288,217
0.0
9,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 9,417
0.0
745,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.039%,
(TSFR3M + 2.387%),
02/12/2067 714,992
0.1
645,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 610,652
0.1
315,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 283,391
0.0
285,000
(3)
HSBC Holdings PLC,
4.619%,
11/06/2031 281,126
0.0
333,000
(3)
HSBC Holdings PLC,
5.279%,
03/10/2037 327,144
0.0
267,000
(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 270,042
0.0
1,427,000
(3)
Huntington Bancshares,
Inc., 5.605%,
01/28/2041 1,393,286
0.2
399,000
(3)
Huntington National
Bank, 4.871%,
04/12/2028 400,427
0.1
867,000
(3)
ING Groep NV, 5.420%,
03/23/2037 864,815
0.1
340,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 309,211
0.0
917,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 903,541
0.1
307,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 262,911
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
512,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 $ 481,990
0.1
46,000  Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 43,212
0.0
140,000  Invitation Homes
Operating Partnership
L.P., 5.500%,
08/15/2033 140,238
0.0
95,000
(3)
JPMorgan Chase & Co.,
1.953%,
02/04/2032 83,673
0.0
270,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 256,946
0.0
91,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 88,724
0.0
88,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 82,900
0.0
245,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 241,131
0.0
110,000
(3)
JPMorgan Chase & Co.,
3.702%,
05/06/2030 107,305
0.0
488,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 488,673
0.1
306,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 306,709
0.0
808,000
(3)
JPMorgan Chase & Co.,
4.810%,
10/22/2036 784,836
0.1
510,000
(3)
JPMorgan Chase & Co.,
4.898%,
01/22/2037 499,232
0.1
241,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 244,564
0.0
237,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 240,350
0.0
1,442,000
(3)
JPMorgan Chase & Co.,
5.193%,
02/05/2037 1,417,543
0.2
235,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 237,915
0.0
359,000
(3)
JPMorgan Chase & Co.,
5.572%,
04/22/2036 370,084
0.0
125,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 128,851
0.0
140,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 145,869
0.0
503,000
(2)(3)
KeyCorp, 5.305%,
01/28/2037 492,852
0.1
21,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 20,945
0.0
528,000
(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 554,690
0.1
347,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 348,900
0.0
276,000  LPL Holdings, Inc.,
5.200%,
03/15/2030 278,159
0.0
229,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 231,169
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
365,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 $ 366,769
0.0
226,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 227,650
0.0
1,419,000
(3)
M&T Bank Corp.,
5.400%,
07/30/2035 1,414,857
0.2
437,000  Main Street Capital
Corp., 6.950%,
03/01/2029 449,754
0.1
152,000
(2)
Mid-America
Apartments L.P.,
5.300%,
02/15/2032 156,316
0.0
420,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 4.505%,
01/14/2032 414,061
0.1
421,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 428,004
0.1
656,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.615%,
04/24/2036 671,597
0.1
158,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 155,543
0.0
172,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 148,052
0.0
499,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 493,242
0.1
171,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 173,012
0.0
1,882,000
(3)
Morgan Stanley,
5.073%,
01/30/2037 1,844,536
0.2
50,000
(3)
Morgan Stanley,
5.192%,
04/17/2031 50,757
0.0
457,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 468,253
0.1
223,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 225,604
0.0
70,000
(3)
Morgan Stanley I,
4.133%,
10/18/2029 69,202
0.0
265,000
(3)
Morgan Stanley Private
Bank NA, 4.734%,
07/18/2031 264,230
0.0
524,000  National Bank of
Canada, 5.600%,
12/18/2028 539,909
0.1
250,000
(1)
National Securities
Clearing Corp., 4.700%,
05/20/2030 252,529
0.0
205,000
(1)
Nationwide Building
Society, 4.351%,
09/30/2030 201,836
0.0
389,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 393,411
0.1
246,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 254,381
0.0
558,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 572,985
0.1
495,000
(1)
Nippon Life Insurance
Co., 4.748%,
04/02/2031 496,422
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
305,000  NNN REIT, Inc.,
4.600%,
02/15/2031 $ 303,309
0.0
1,080,000
(3)
Northern Trust Corp.,
5.117%,
11/19/2040 1,052,025
0.1
208,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 213,850
0.0
227,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 232,938
0.0
269,000  Omega Healthcare
Investors, Inc., 5.200%,
07/01/2030 270,198
0.0
39,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 32,788
0.0
10,000
(3)
PNC Financial Services
Group, Inc., 5.373%,
07/21/2036 10,048
0.0
401,000
(3)
PNC Financial Services
Group, Inc., 5.423%,
01/25/2041 393,014
0.0
258,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 273,003
0.0
426,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 434,279
0.1
79,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 80,305
0.0
717,000  Raymond James
Financial, Inc., 5.650%,
09/11/2055 679,360
0.1
123,000  Realty Income Corp.,
3.950%,
08/15/2027 122,430
0.0
717,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 622,119
0.1
79,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 80,953
0.0
293,000  RLI Corp., 5.375%,
06/01/2036 282,214
0.0
223,000
(3)
Royal Bank of Canada,
4.696%,
08/06/2031 222,588
0.0
349,000
(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 349,939
0.0
204,000
(2)(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 206,628
0.0
205,000
(3)
Royal Bank of Canada,
GMTN, 5.153%,
02/04/2031 208,417
0.0
105,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 94,855
0.0
248,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 243,944
0.0
617,000
(3)
State Street Corp.,
3.031%,
11/01/2034 580,975
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
323,000
(3)
State Street Corp.,
4.675%,
10/22/2032 $ 322,793
0.0
164,000  State Street Corp.,
4.729%,
02/28/2030 166,036
0.0
449,000  Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 427,190
0.1
355,000
(3)
Sumitomo Mitsui
Financial Group, Inc.,
4.494%,
01/15/2032 349,693
0.0
397,000  Sumitomo Mitsui
Financial Group, Inc.,
5.240%,
04/15/2030 405,792
0.1
495,000
(3)
Sumitomo Mitsui
Financial Group, Inc.,
5.334%,
03/03/2041 480,265
0.1
453,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 463,923
0.1
327,000  Sumitomo Mitsui
Financial Group, Inc.,
5.454%,
01/15/2032 337,401
0.0
233,000
(1)
Symetra Life Insurance
Co., 6.550%,
10/01/2055 233,694
0.0
265,000  Toronto-Dominion Bank,
5.298%,
01/30/2032 272,530
0.0
430,000  TPG Operating
Group II L.P., 4.875%,
05/15/2031 421,946
0.1
22,000
(3)
Truist Financial
Corp., MTN, 4.964%,
10/23/2036 21,318
0.0
450,000
(2)(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 460,667
0.1
909,000
(1)(3)
UBS Group AG,
5.379%,
09/06/2045 858,826
0.1
298,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 317,804
0.0
775,000
(3)
US Bancorp, 5.033%,
01/26/2037 763,891
0.1
808,000
(3)
Wells Fargo & Co.,
4.960%,
01/23/2037 787,408
0.1
976,000
(3)
Wells Fargo & Co.,
5.433%,
01/23/2047 925,508
0.1
41,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 41,749
0.0
709,000
(3)
Wells Fargo & Co.,
5.605%,
04/23/2036 725,796
0.1
61,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 66,068
0.0
55,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 54,490
0.0
504,000
(3)
Wells Fargo & Co. GG,
6.125%,
12/31/2199 506,030
0.1
427,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 430,331
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
8,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 $ 8,003
0.0
505,000
(1)
Wynnton Funding Trust,
5.251%,
08/15/2035 496,678
0.1
846,000
(1)
Wynnton Funding Trust
II, 5.991%,
08/15/2055 836,746
0.1
78,839,075
8.6
Industrial : 1.7%
202,000  3M Co., 5.150%,
03/15/2035 203,436
0.0
246,000  AGCO Corp., 5.450%,
03/21/2027 247,726
0.0
147,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 150,657
0.0
416,000  Arrow Electronics, Inc.,
5.150%,
08/21/2029 420,676
0.1
505,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 515,453
0.1
450,000  Berry Global, Inc.,
1.650%,
01/15/2027 440,686
0.1
96,000  Boeing Co., 5.930%,
05/01/2060 92,229
0.0
39,000  Boeing Co., 6.858%,
05/01/2054 42,958
0.0
232,000  Boeing Co., 7.008%,
05/01/2064 256,720
0.0
665,000
(2)
Canadian National
Railway Co., 4.200%,
03/12/2031 656,108
0.1
127,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 120,655
0.0
138,000  Carrier Global Corp.,
2.722%,
02/15/2030 128,928
0.0
190,000  Caterpillar Financial
Services Corp., 4.700%,
11/15/2029 192,687
0.0
418,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 423,143
0.1
431,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 441,928
0.1
373,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 381,258
0.1
25,000  FedEx Corp., 4.550%,
04/01/2046 20,883
0.0
852,000  Flex Ltd., 5.250%,
01/15/2032 857,474
0.1
184,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 175,503
0.0
295,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 277,888
0.0
103,000  GATX Corp., 4.000%,
06/30/2030 100,324
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
71,000  GATX Corp., 6.050%,
06/05/2054 $ 70,559
0.0
106,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 109,972
0.0
449,000  HEICO Corp., 5.250%,
08/01/2028 457,730
0.1
436,000
(1)
Honeywell Aerospace,
Inc., 5.732%,
03/16/2056 431,270
0.1
375,000
(1)
Honeywell Aerospace,
Inc., 5.852%,
03/16/2066 372,257
0.0
25,000  Honeywell International,
Inc., 4.750%,
02/01/2032 25,065
0.0
184,000  Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 180,593
0.0
65,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 66,394
0.0
240,000  Jacobs Solutions, Inc.,
4.750%,
03/03/2031 236,734
0.0
255,000  Jacobs Solutions, Inc.,
5.375%,
03/03/2036 248,856
0.0
728,000  John Deere Capital
Corp., 4.400%,
09/08/2031 727,360
0.1
250,000  John Deere Capital
Corp., MTN, 4.850%,
06/11/2029 254,661
0.0
394,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 402,378
0.1
75,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 77,213
0.0
32,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 32,701
0.0
80,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 82,960
0.0
17,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 16,846
0.0
84,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 83,535
0.0
510,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 517,573
0.1
307,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 311,735
0.0
754,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 767,083
0.1
261,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 241,265
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
265,000  Ryder System, Inc.,
5.000%,
03/15/2030 $ 268,188
0.0
149,000  Ryder System, Inc.,
6.600%,
12/01/2033 163,335
0.0
196,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 198,611
0.0
235,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 238,803
0.0
41,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 41,970
0.0
299,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 307,550
0.0
60,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 59,892
0.0
572,000  Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 583,239
0.1
249,000  Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 252,787
0.0
216,000  Sonoco Products Co.,
4.600%,
09/01/2029 215,458
0.0
360,000  Vertiv Holdings Co.,
5.650%,
03/15/2046 343,612
0.0
386,000  Waste Connections,
Inc., 4.800%,
07/15/2036 378,335
0.1
235,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 235,728
0.0
510,000
(1)
WSP Global, Inc.,
5.039%,
09/18/2031 505,957
0.1
15,655,525
1.7
Technology : 2.6%
751,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 742,456
0.1
378,000  Adobe, Inc., 4.950%,
01/17/2030 386,009
0.1
416,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 405,418
0.1
414,000  Broadcom, Inc.,
2.450%,
02/15/2031 376,085
0.1
564,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 471,590
0.1
245,000  Broadcom, Inc.,
4.800%,
10/15/2034 241,399
0.0
332,000  Broadcom, Inc.,
4.900%,
07/15/2032 335,025
0.1
664,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 644,466
0.1
194,000  Broadcom, Inc.,
5.050%,
04/15/2030 197,783
0.0
188,000  Broadcom, Inc.,
5.150%,
11/15/2031 192,904
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
93,000  Broadcom, Inc.,
5.200%,
04/15/2032 $ 95,233
0.0
292,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 291,138
0.0
181,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 180,779
0.0
296,000
(1)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 297,391
0.0
304,000  Fiserv, Inc., 5.150%,
03/15/2027 305,544
0.0
111,000  Fiserv, Inc., 5.150%,
08/12/2034 107,868
0.0
214,000
(1)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 216,871
0.0
488,000
(1)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 505,282
0.1
582,000
(1)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 602,130
0.1
402,000  Hewlett Packard
Enterprise Co., 4.850%,
10/15/2031 399,385
0.1
334,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 298,391
0.0
156,000  HP, Inc., 2.650%,
06/17/2031 138,795
0.0
332,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 332,580
0.0
43,000  Intel Corp., 2.800%,
08/12/2041 29,563
0.0
5,000
(2)
Intel Corp., 5.200%,
02/10/2033 5,041
0.0
21,000  Intel Corp., 5.600%,
02/21/2054 19,280
0.0
257,000  Intel Corp., 5.700%,
02/10/2053 236,832
0.0
587,000  International Business
Machines Corp.,
4.800%,
02/10/2030 593,631
0.1
246,000  International Business
Machines Corp.,
4.900%,
07/27/2052 207,655
0.0
620,000  International Business
Machines Corp.,
4.950%,
02/03/2036 604,185
0.1
279,000  International Business
Machines Corp.,
5.000%,
02/10/2032 281,890
0.0
279,000  International Business
Machines Corp.,
5.200%,
02/10/2035 280,553
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
757,000  International Business
Machines Corp.,
5.800%,
02/03/2056 $ 724,263
0.1
280,000  Intuit, Inc., 5.200%,
09/15/2033 284,963
0.0
1,020,000  Intuit, Inc., 5.500%,
09/15/2053 938,980
0.1
235,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 217,426
0.0
210,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 216,854
0.0
330,000  Micron Technology, Inc.,
3.366%,
11/01/2041 256,334
0.0
277,000  Micron Technology, Inc.,
5.800%,
01/15/2035 295,032
0.0
840,000  Micron Technology, Inc.,
6.050%,
11/01/2035 906,763
0.1
393,000
(1)
MSCI, Inc., 3.625%,
09/01/2030 371,653
0.1
315,000  MSCI, Inc., 5.150%,
03/15/2036 305,267
0.0
186,000  NetApp, Inc., 5.500%,
03/17/2032 190,500
0.0
45,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 44,617
0.0
233,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 231,775
0.0
692,000  Oracle Corp., 2.300%,
03/25/2028 659,434
0.1
61,000  Oracle Corp., 2.800%,
04/01/2027 59,965
0.0
123,000  Oracle Corp., 3.250%,
11/15/2027 120,072
0.0
214,000  Oracle Corp., 3.800%,
11/15/2037 170,060
0.0
26,000  Oracle Corp., 3.850%,
07/15/2036 21,554
0.0
77,000  Oracle Corp., 3.850%,
04/01/2060 45,361
0.0
25,000  Oracle Corp., 3.900%,
05/15/2035 21,180
0.0
435,000  Oracle Corp., 4.950%,
02/04/2031 425,770
0.1
225,000  Oracle Corp., 5.200%,
09/26/2035 211,162
0.0
650,000  Oracle Corp., 5.350%,
05/04/2033 632,993
0.1
459,000  Oracle Corp., 5.375%,
09/27/2054 356,170
0.1
193,000  Oracle Corp., 5.500%,
09/27/2064 147,943
0.0
260,000  Oracle Corp., 5.875%,
09/26/2045 224,479
0.0
1,002,000  Oracle Corp., 5.950%,
09/26/2055 843,576
0.1
356,000  Oracle Corp., 6.000%,
08/03/2055 298,750
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
325,000  Oracle Corp., 6.100%,
09/26/2065 $ 269,680
0.0
147,000  Oracle Corp., 6.125%,
08/03/2065 122,375
0.0
204,000  Oracle Corp., 6.550%,
02/04/2046 190,454
0.0
245,000  Oracle Corp., 6.700%,
02/04/2056 227,563
0.0
204,000  Oracle Corp., 6.850%,
02/04/2066 187,726
0.0
190,000  Qualcomm, Inc.,
4.750%,
05/20/2032 191,106
0.0
432,000  Salesforce, Inc.,
4.900%,
09/15/2031 431,490
0.1
517,000  Salesforce, Inc.,
5.200%,
03/15/2033 516,266
0.1
385,000  Salesforce, Inc.,
5.550%,
03/15/2036 383,948
0.1
358,000  Salesforce, Inc.,
6.400%,
03/15/2046 360,702
0.1
501,000  Salesforce, Inc.,
6.550%,
03/15/2056 503,075
0.1
184,000  Synopsys, Inc., 5.000%,
04/01/2032 185,659
0.0
216,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 220,783
0.0
184,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 169,405
0.0
23,206,280
2.6
Utilities : 2.3%
434,000  AEP Texas, Inc.,
5.450%,
05/15/2029 445,180
0.1
123,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 124,000
0.0
309,000  AES Corp., 5.800%,
03/15/2032 310,887
0.1
90,000  Alabama Power Co.,
5.850%,
11/15/2033 95,332
0.0
14,000
(1)(2)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 12,957
0.0
214,000  Ameren Corp., 1.750%,
03/15/2028 203,588
0.0
177,000  Ameren Corp., 5.000%,
01/15/2029 179,828
0.0
119,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 106,681
0.0
227,000  Avangrid, Inc., 3.800%,
06/01/2029 221,621
0.0
139,000  Black Hills Corp.,
3.050%,
10/15/2029 132,202
0.0
1,085,000  Black Hills Corp.,
4.550%,
01/31/2031 1,073,901
0.1
92,000  Black Hills Corp.,
6.000%,
01/15/2035 95,550
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
175,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 $ 183,637
0.0
185,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 189,675
0.0
128,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 116,847
0.0
258,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 250,405
0.0
27,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 28,687
0.0
67,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 68,105
0.0
268,000  DTE Energy Co.,
5.200%,
04/01/2030 273,421
0.0
97,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 88,766
0.0
24,000  Duke Energy Carolinas
LLC, 6.450%,
10/15/2032 26,125
0.0
174,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 155,592
0.0
72,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 76,473
0.0
115,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 104,755
0.0
233,000
(1)
Electricite de France
SA, 4.875%,
09/21/2038 216,098
0.0
420,000  Entergy Arkansas LLC,
5.750%,
01/15/2056 412,117
0.1
156,000  Entergy Corp., 2.400%,
06/15/2031 138,612
0.0
99,000  Entergy Corp., 2.800%,
06/15/2030 92,098
0.0
160,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 160,696
0.0
328,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 304,564
0.1
91,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 92,294
0.0
146,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 147,233
0.0
64,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 67,922
0.0
184,000  Eversource Energy,
2.550%,
03/15/2031 166,095
0.0
67,000  Eversource Energy,
5.125%,
05/15/2033 66,812
0.0
112,000  Eversource Energy,
5.500%,
01/01/2034 113,626
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
266,000  Eversource Energy,
5.950%,
02/01/2029 $ 275,651
0.0
125,000
(3)
Eversource Energy A,
6.100%,
08/15/2056 123,508
0.0
230,000
(3)
Eversource Energy B,
6.350%,
08/15/2056 227,030
0.0
391,000  Exelon Corp., 5.150%,
03/15/2028 395,760
0.1
182,000  Exelon Corp., 5.150%,
03/15/2029 185,526
0.0
327,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 324,418
0.1
147,000  Florida Power &
Light Co., 4.625%,
05/15/2030 148,533
0.0
166,000  Florida Power &
Light Co., 5.300%,
06/15/2034 170,738
0.0
21,000  Florida Power &
Light Co., 5.400%,
09/01/2035 21,466
0.0
325,000
(2)
Idaho Power Co.,
4.850%,
03/01/2036 318,237
0.1
19,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 20,126
0.0
55,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 53,020
0.0
39,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 35,052
0.0
64,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 66,175
0.0
235,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 239,802
0.0
275,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 285,473
0.0
64,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 66,217
0.0
306,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 303,084
0.1
169,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 177,796
0.0
45,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 43,037
0.0
228,000  National Grid PLC,
5.418%,
01/11/2034 232,432
0.0
357,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 331,628
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
103,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 $ 92,398
0.0
28,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 27,007
0.0
47,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 45,600
0.0
121,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 121,081
0.0
23,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 24,380
0.0
161,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.650%,
06/15/2031 138,800
0.0
20,000
(1)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 19,857
0.0
361,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 354,264
0.1
371,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 358,435
0.1
222,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 227,461
0.0
421,000  NextEra Energy Capital
Holdings, Inc., 5.850%,
03/01/2056 411,195
0.1
216,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.375%,
08/15/2055 220,168
0.0
268,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.500%,
08/15/2055 276,664
0.0
249,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 224,072
0.0
41,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 38,532
0.0
322,000  NiSource, Inc., 5.850%,
04/01/2055 313,241
0.1
559,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 568,134
0.1
110,000  NSTAR Electric Co.,
1.950%,
08/15/2031 96,275
0.0
72,000  NSTAR Electric Co.,
5.400%,
06/01/2034 73,626
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
109,000  OGE Energy Corp.,
5.450%,
05/15/2029 $ 111,700
0.0
144,000  ONE Gas, Inc., 5.100%,
04/01/2029 146,984
0.0
74,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 57,874
0.0
65,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 53,674
0.0
37,000  PacifiCorp, 4.100%,
02/01/2042 28,997
0.0
248,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 251,950
0.0
349,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 354,662
0.1
112,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 113,948
0.0
187,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 165,985
0.0
209,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 211,157
0.0
382,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 389,528
0.1
80,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 81,009
0.0
372,000
(3)
Sempra, 6.400%,
10/01/2054 370,962
0.1
1,785,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 1,561,384
0.2
503,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 499,805
0.1
64,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 64,933
0.0
806,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 808,806
0.1
45,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 45,366
0.0
252,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 253,642
0.0
484,000  Virginia Electric and
Power Co., 4.950%,
03/15/2036 472,008
0.1
120,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 113,355
0.0
116,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 117,798
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
267,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 $ 271,466
0.0
245,000
(3)
Xcel Energy, Inc.,
5.750%,
12/03/2056 239,237
0.0
21,004,511
2.3
Total Corporate Bonds/
Notes
(Cost $223,803,228)
223,361,251
24.5
U.S. GOVERNMENT AGENCY OBLIGATIONS : 18.5%
Federal Home Loan Mortgage Corporation : 2.7%
(4)
73,360
2.500
%,
05/01/2030 71,146
0.0
197,171
2.500
%,
05/01/2030 191,082
0.0
331,359
2.500
%,
06/01/2030 321,010
0.0
1,551,480
3.000
%,
03/01/2045 1,414,113
0.2
1,609,515
3.000
%,
03/01/2045 1,471,587
0.2
1,501,989
3.000
%,
04/01/2045 1,371,570
0.2
1,529,718
3.000
%,
04/01/2045 1,396,890
0.2
2,801,957
3.000
%,
10/01/2046 2,532,175
0.3
610,972
3.500
%,
08/01/2042 575,787
0.1
1,685,143
3.500
%,
03/01/2045 1,585,223
0.2
215,609
3.500
%,
04/01/2045 202,323
0.0
739,492
3.500
%,
05/01/2045 694,113
0.1
322,824
3.500
%,
06/01/2045 302,582
0.0
404,175
3.500
%,
07/01/2045 379,950
0.0
420,535
3.500
%,
07/01/2045 395,548
0.0
118,009
3.500
%,
08/01/2045 110,645
0.0
349,055
3.500
%,
08/01/2045 328,242
0.0
401,866
3.500
%,
08/01/2045 378,677
0.0
422,334
3.500
%,
08/01/2045 395,957
0.1
491,371
3.500
%,
08/01/2045 461,423
0.1
486,522
3.500
%,
09/01/2045 456,259
0.1
639,401
3.500
%,
09/01/2045 601,493
0.1
757,434
3.500
%,
11/01/2045 710,010
0.1
408,632
4.000
%,
10/01/2041 394,052
0.0
411,843
4.000
%,
12/01/2041 397,151
0.1
108,611
4.000
%,
07/01/2045 104,748
0.0
67,691
4.000
%,
09/01/2045 64,977
0.0
578,475
4.000
%,
09/01/2045 557,066
0.1
792,674
4.000
%,
09/01/2045 764,567
0.1
1,132,490
4.000
%,
09/01/2045 1,090,812
0.1
464,074
4.000
%,
05/01/2047 447,517
0.1
144,877
4.000
%,
11/01/2047 138,683
0.0
136,188
4.000
%,
03/01/2048 130,867
0.0
603,581
4.000
%,
06/01/2048 581,798
0.1
2,491
4.500
%,
06/01/2039 2,470
0.0
7,803
4.500
%,
09/01/2040 7,736
0.0
24,686
4.500
%,
03/01/2041 24,475
0.0
140,178
4.500
%,
08/01/2041 138,681
0.0
225,540
4.500
%,
08/01/2041 223,609
0.0
88,092
4.500
%,
09/01/2041 87,265
0.0
102,255
4.500
%,
09/01/2041 101,379
0.0
174,091
4.500
%,
09/01/2041 172,600
0.0
626,425
4.500
%,
09/01/2041 619,513
0.1
3,542
5.000
%,
05/01/2028 3,553
0.0
36,619
5.000
%,
05/01/2035 36,984
0.0
117,384
5.000
%,
01/01/2041 118,846
0.0
71,436
5.000
%,
04/01/2041 71,562
0.0
3,690
5.500
%,
03/01/2034 3,778
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
226
5.500
%,
05/01/2036 $ 228
0.0
27,405
5.500
%,
06/01/2036 28,291
0.0
3,047
5.500
%,
12/01/2036 3,150
0.0
16,036
5.500
%,
03/01/2037 16,341
0.0
4,286
5.500
%,
04/01/2037 4,428
0.0
26,746
5.500
%,
05/01/2037 27,650
0.0
45,870
5.500
%,
07/01/2037 47,420
0.0
5,811
5.500
%,
09/01/2037 5,950
0.0
4,940
5.500
%,
10/01/2037 5,100
0.0
15,303
5.500
%,
11/01/2037 15,820
0.0
14,927
5.500
%,
12/01/2037 15,372
0.0
50,525
5.500
%,
12/01/2037 52,214
0.0
3,125
5.500
%,
01/01/2038 3,231
0.0
3,172
5.500
%,
01/01/2038 3,254
0.0
32,370
5.500
%,
02/01/2038 33,464
0.0
45,279
5.500
%,
02/01/2038 46,664
0.0
34,391
5.500
%,
03/01/2038 35,416
0.0
38,324
5.500
%,
04/01/2038 39,550
0.0
3,466
5.500
%,
05/01/2038 3,569
0.0
40,319
5.500
%,
05/01/2038 41,335
0.0
21,400
5.500
%,
06/01/2038 21,996
0.0
87,523
5.500
%,
06/01/2038 90,105
0.0
78,608
5.500
%,
07/01/2038 81,180
0.0
2,974
5.500
%,
08/01/2038 3,055
0.0
15,436
5.500
%,
08/01/2038 15,897
0.0
17,861
5.500
%,
09/01/2038 18,388
0.0
15,647
5.500
%,
10/01/2038 16,126
0.0
18,359
5.500
%,
10/01/2038 18,901
0.0
1,723
5.500
%,
11/01/2038 1,774
0.0
48,388
5.500
%,
11/01/2038 49,867
0.0
3,111
5.500
%,
12/01/2038 3,196
0.0
5,959
5.500
%,
12/01/2038 6,161
0.0
13,636
5.500
%,
01/01/2039 14,053
0.0
32,483
5.500
%,
03/01/2039 33,441
0.0
11,954
5.500
%,
07/01/2039 12,302
0.0
7,808
5.500
%,
12/01/2039 8,041
0.0
51,377
5.500
%,
03/01/2040 52,911
0.0
17,703
5.500
%,
08/01/2040 18,185
0.0
31,874
5.500
%,
08/01/2040 32,553
0.0
34,409
5.500
%,
08/01/2040 35,448
0.0
1,683
(3)
5.875
%, (H15T1Y +
2.250%),
11/01/2031 1,711
0.0
31,393
6.000
%,
09/01/2027 32,039
0.0
1,710
6.000
%,
02/01/2029 1,756
0.0
2,568
6.000
%,
05/01/2035 2,628
0.0
126,655
6.000
%,
03/01/2037 133,103
0.0
1,211
6.000
%,
05/01/2037 1,272
0.0
17,375
6.000
%,
07/01/2037 18,258
0.0
3,059
6.000
%,
08/01/2037 3,183
0.0
18,790
6.000
%,
08/01/2037 19,455
0.0
95,521
6.000
%,
09/01/2037 100,384
0.0
227
6.000
%,
10/01/2037 238
0.0
3,996
6.000
%,
11/01/2037 4,199
0.0
1,519
6.000
%,
12/01/2037 1,573
0.0
4,123
6.000
%,
12/01/2037 4,332
0.0
82,651
6.000
%,
01/01/2038 86,860
0.0
612
6.000
%,
04/01/2038 644
0.0
4,296
6.000
%,
06/01/2038 4,470
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
124
6.000
%,
07/01/2038 $ 128
0.0
8,510
6.000
%,
08/01/2038 8,816
0.0
25,130
6.000
%,
11/01/2038 26,336
0.0
9,812
6.000
%,
05/01/2039 10,224
0.0
4,618
6.000
%,
08/01/2039 4,809
0.0
1,454
6.000
%,
09/01/2039 1,504
0.0
20,755
(3)
6.090
%, (RFUCCT1Y +
1.345%),
09/01/2035 21,314
0.0
257,413
6.500
%,
09/01/2034 266,573
0.0
1,214
(3)
6.500
%, (H15T1Y +
2.250%),
04/01/2032 1,238
0.0
144,033
(3)
6.504
%, (RFUCCT1Y +
1.739%),
06/01/2035 149,262
0.0
6,669
(3)
6.520
%, (H15T1Y +
2.436%),
01/01/2029 6,693
0.0
24,507,523
2.7
Federal National Mortgage Association : 0.1%
(4)
428
(3)
4.359
%, (ECOFC +
1.256%),
05/01/2036 423
0.0
3,974
(3)
4.714
%, (ECOFC +
1.934%),
12/01/2036 4,025
0.0
14,464
(3)
5.114
%, (12MTA +
1.200%),
08/01/2042 14,477
0.0
23,313
(3)
5.114
%, (12MTA +
1.200%),
08/01/2042 23,442
0.0
7,626
(3)
5.114
%, (12MTA +
1.200%),
10/01/2044 7,658
0.0
12,131
(3)
5.114
%, (12MTA +
1.200%),
10/01/2044 12,139
0.0
7,057
(3)
5.312
%, (RFUCCT1M +
1.562%),
02/01/2033 7,073
0.0
7,675
(3)
5.373
%, (RFUCCT6M +
1.373%),
09/01/2035 7,773
0.0
193,879
(3)
5.820
%, (H15T1Y +
1.805%),
08/01/2035 197,580
0.1
41,024
(3)
5.983
%, (RFUCCT1Y +
1.552%),
04/01/2035 41,768
0.0
11,136
(3)
6.043
%, (RFUCCT1Y +
1.659%),
02/01/2034 11,315
0.0
15,072
(3)
6.050
%, (RFUCCT1Y +
1.675%),
02/01/2035 15,426
0.0
551
(3)
6.159
%, (H15T1Y +
2.215%),
09/01/2031 557
0.0
97,264
(3)
6.159
%, (RFUCCT1Y +
1.659%),
10/01/2035 99,778
0.0
8,464
(3)
6.235
%, (RFUCCT1Y +
1.485%),
08/01/2035 8,649
0.0
48,819
(3)
6.300
%, (H15T1Y +
2.175%),
10/01/2035 50,209
0.0
4,851
(3)
6.460
%, (H15T1Y +
2.210%),
04/01/2032 4,938
0.0
56,390
(3)
6.560
%, (RFUCCT1Y +
1.810%),
09/01/2034 58,058
0.0
565,288
0.1
Government National Mortgage Association : 3.2%
3,246,705
2.500
%,
08/20/2051 2,796,949
0.3
2,645,720
2.500
%,
09/20/2051 2,280,178
0.3
2,784,298
2.500
%,
12/20/2051 2,398,717
0.3
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
4,418,713
2.500
%,
03/20/2052 $ 3,806,803
0.4
3,759,196
2.500
%,
04/20/2052 3,238,615
0.4
789,268
3.000
%,
03/20/2052 700,668
0.1
1,482,004
3.500
%,
07/20/2046 1,359,202
0.1
213,551
3.500
%,
07/20/2047 200,731
0.0
1,961,275
3.500
%,
01/20/2048 1,823,008
0.2
265,283
4.000
%,
11/20/2040 256,778
0.0
507,029
4.000
%,
03/20/2046 484,038
0.1
423,620
4.500
%,
08/20/2041 420,082
0.0
193,194
4.500
%,
01/20/2047 191,034
0.0
2,605
5.000
%,
11/15/2035 2,598
0.0
3,447
5.000
%,
11/15/2035 3,521
0.0
10,095
5.000
%,
11/15/2035 10,205
0.0
11,555
5.000
%,
06/15/2037 11,658
0.0
23,994
5.000
%,
03/15/2038 24,236
0.0
40,179
5.000
%,
03/15/2038 41,039
0.0
2,050
5.000
%,
06/15/2038 2,071
0.0
664
5.000
%,
09/15/2038 673
0.0
6,702
5.000
%,
11/15/2038 6,785
0.0
21,998
5.000
%,
11/15/2038 22,469
0.0
6,249
5.000
%,
12/15/2038 6,378
0.0
29,204
5.000
%,
12/15/2038 29,829
0.0
28,087
5.000
%,
01/15/2039 28,688
0.0
33,493
5.000
%,
01/15/2039 33,903
0.0
13,697
5.000
%,
02/15/2039 13,874
0.0
30,960
5.000
%,
02/15/2039 31,623
0.0
45,796
5.000
%,
02/15/2039 46,703
0.0
1,284
5.000
%,
03/15/2039 1,311
0.0
32,748
5.000
%,
03/15/2039 33,172
0.0
36,378
5.000
%,
03/15/2039 37,157
0.0
54,391
5.000
%,
03/15/2039 55,556
0.0
35,659
5.000
%,
04/15/2039 36,422
0.0
145
5.000
%,
05/15/2039 146
0.0
21,980
5.000
%,
05/15/2039 22,450
0.0
52,266
5.000
%,
05/15/2039 53,385
0.0
27,353
5.000
%,
07/15/2039 27,935
0.0
24,366
5.000
%,
09/15/2039 24,785
0.0
6,342
5.000
%,
11/15/2039 6,406
0.0
926
5.000
%,
04/15/2040 945
0.0
5,419
5.000
%,
06/15/2040 5,534
0.0
11,862
5.000
%,
09/15/2040 12,106
0.0
23,209
5.000
%,
10/15/2040 23,706
0.0
41,263
5.000
%,
05/15/2042 41,728
0.0
127,392
5.000
%,
02/20/2043 129,884
0.0
8,666,000
(5)
5.500
%,
05/20/2056 8,704,943
1.0
29,490,627
3.2
Uniform Mortgage-Backed Securities : 12.5%
3,213,576
2.000
%,
10/01/2050 2,619,520
0.3
777,489
2.000
%,
11/01/2051 640,829
0.1
2,172,257
2.000
%,
11/01/2051 1,788,063
0.2
4,093,064
2.000
%,
12/01/2051 3,317,863
0.4
5,191,553
2.000
%,
12/01/2051 4,245,228
0.5
1,459,457
2.000
%,
02/01/2052 1,195,507
0.1
2,683,643
2.000
%,
02/01/2052 2,199,156
0.3
32,179,000
(5)
2.000
%,
04/01/2056 25,926,721
2.9
380,121
2.500
%,
05/01/2030 368,822
0.1
337,918
2.500
%,
07/01/2030 328,205
0.1
1,527,743
2.500
%,
11/01/2051 1,299,378
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
2,861,811
2.500
%,
12/01/2051 $ 2,461,329
0.3
3,645,677
2.500
%,
12/01/2051 3,141,299
0.4
1,916,901
2.500
%,
02/01/2052 1,645,764
0.2
3,131,518
2.500
%,
02/01/2052 2,682,125
0.3
3,272,904
2.500
%,
02/01/2052 2,804,695
0.3
3,708,940
2.500
%,
02/01/2052 3,184,694
0.4
430,536
3.000
%,
09/01/2030 421,737
0.1
552,487
3.000
%,
08/01/2043 506,498
0.1
1,001,182
3.000
%,
09/01/2043 917,213
0.1
222,095
3.000
%,
09/01/2046 200,463
0.0
1,834,498
3.000
%,
02/01/2052 1,631,974
0.2
317,160
3.500
%,
12/01/2041 300,430
0.1
54,818
3.500
%,
08/01/2042 51,847
0.0
239,576
3.500
%,
08/01/2042 226,293
0.0
220,441
3.500
%,
10/01/2042 207,809
0.0
387,393
3.500
%,
10/01/2042 365,274
0.1
177,407
3.500
%,
03/01/2043 167,406
0.0
1,366,858
3.500
%,
01/01/2046 1,282,686
0.2
2,117,821
3.500
%,
02/01/2046 1,989,128
0.2
1,798,953
3.500
%,
08/01/2046 1,687,806
0.2
1,613,476
3.500
%,
09/01/2047 1,504,246
0.2
1,642,906
3.500
%,
02/01/2052 1,526,187
0.2
642
4.000
%,
05/01/2029 639
0.0
7,519
4.000
%,
11/01/2030 7,467
0.0
4,155
4.000
%,
02/01/2031 4,124
0.0
2,891
4.000
%,
10/01/2031 2,854
0.0
146,803
4.000
%,
07/01/2042 141,772
0.0
294,529
4.000
%,
07/01/2042 284,605
0.0
1,145,508
4.000
%,
07/01/2042 1,106,669
0.1
108,701
4.000
%,
08/01/2042 106,101
0.0
1,072,674
4.000
%,
08/01/2043 1,035,907
0.1
1,627,428
4.000
%,
09/01/2043 1,571,648
0.2
56,640
4.000
%,
10/01/2043 54,680
0.0
126,610
4.000
%,
10/01/2043 122,210
0.0
307,359
4.000
%,
06/01/2045 295,805
0.1
642,989
4.000
%,
07/01/2045 619,108
0.1
1,235,104
4.000
%,
07/01/2045 1,188,311
0.1
438,540
4.000
%,
06/01/2047 416,987
0.1
36,252
4.000
%,
03/01/2048 34,715
0.0
224,822
4.000
%,
03/01/2048 215,443
0.0
1,732,697
4.000
%,
09/01/2048 1,657,633
0.2
269
4.500
%,
07/01/2026 268
0.0
79,068
4.500
%,
04/01/2029 79,311
0.0
1,243
4.500
%,
06/01/2029 1,244
0.0
15,062
4.500
%,
06/01/2029 15,059
0.0
16,278
4.500
%,
07/01/2029 16,299
0.0
404
4.500
%,
10/01/2029 405
0.0
2,910
4.500
%,
06/01/2030 2,904
0.0
106,170
4.500
%,
10/01/2030 106,357
0.0
20,866
4.500
%,
02/01/2031 20,818
0.0
15,891
4.500
%,
05/01/2031 15,930
0.0
14,669
4.500
%,
10/01/2033 14,581
0.0
5,415
4.500
%,
01/01/2034 5,370
0.0
656
4.500
%,
07/01/2034 651
0.0
2,289
4.500
%,
09/01/2035 2,250
0.0
12,635
4.500
%,
09/01/2035 12,502
0.0
15,178
4.500
%,
11/01/2035 15,029
0.0
98,465
4.500
%,
02/01/2036 96,413
0.0
29,857
4.500
%,
01/01/2037 29,565
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
15,338
4.500
%,
09/01/2037 $ 15,226
0.0
1,001
4.500
%,
02/01/2038 994
0.0
9,520
4.500
%,
01/01/2039 9,420
0.0
14,311
4.500
%,
02/01/2039 14,171
0.0
7,206
4.500
%,
04/01/2039 7,135
0.0
18,225
4.500
%,
04/01/2039 18,047
0.0
36,261
4.500
%,
04/01/2039 35,644
0.0
162
4.500
%,
05/01/2039 161
0.0
2,080
4.500
%,
05/01/2039 2,060
0.0
6,619
4.500
%,
05/01/2039 6,554
0.0
36,188
4.500
%,
05/01/2039 35,833
0.0
40,498
4.500
%,
05/01/2039 40,101
0.0
42,189
4.500
%,
05/01/2039 41,776
0.0
437,831
4.500
%,
05/01/2039 433,546
0.1
3,768
4.500
%,
06/01/2039 3,731
0.0
54,551
4.500
%,
06/01/2039 54,017
0.0
7,635
4.500
%,
07/01/2039 7,560
0.0
12,371
4.500
%,
07/01/2039 12,250
0.0
24,676
4.500
%,
07/01/2039 24,434
0.0
25,065
4.500
%,
08/01/2039 24,820
0.0
27,099
4.500
%,
08/01/2039 26,688
0.0
49,833
4.500
%,
08/01/2039 49,345
0.0
98,383
4.500
%,
08/01/2039 97,420
0.0
96,795
4.500
%,
09/01/2039 95,382
0.0
77,598
4.500
%,
10/01/2039 76,839
0.0
4,962
4.500
%,
11/01/2039 4,914
0.0
47,369
4.500
%,
11/01/2039 46,905
0.0
2,564
4.500
%,
12/01/2039 2,539
0.0
5,743
4.500
%,
12/01/2039 5,687
0.0
2,788
4.500
%,
01/01/2040 2,759
0.0
179,660
4.500
%,
01/01/2040 177,565
0.0
41,652
4.500
%,
02/01/2040 41,244
0.0
82,097
4.500
%,
02/01/2040 81,293
0.0
26,042
4.500
%,
04/01/2040 25,788
0.0
249,033
4.500
%,
04/01/2040 246,595
0.0
29,088
4.500
%,
05/01/2040 28,809
0.0
100,654
4.500
%,
05/01/2040 99,597
0.0
1,731
4.500
%,
06/01/2040 1,714
0.0
16,348
4.500
%,
06/01/2040 16,188
0.0
29,852
4.500
%,
06/01/2040 29,559
0.0
53,931
4.500
%,
06/01/2040 53,403
0.0
131,027
4.500
%,
06/01/2040 129,744
0.0
8,101
4.500
%,
07/01/2040 8,022
0.0
35,267
4.500
%,
07/01/2040 34,922
0.0
62,546
4.500
%,
07/01/2040 61,933
0.0
1,048
4.500
%,
08/01/2040 1,037
0.0
2,658
4.500
%,
08/01/2040 2,632
0.0
14,713
4.500
%,
08/01/2040 14,559
0.0
16,468
4.500
%,
08/01/2040 16,295
0.0
28,455
4.500
%,
08/01/2040 28,176
0.0
34,143
4.500
%,
08/01/2040 33,809
0.0
36,168
4.500
%,
08/01/2040 35,466
0.0
5,283
4.500
%,
09/01/2040 5,227
0.0
8,902
4.500
%,
09/01/2040 8,815
0.0
10,983
4.500
%,
09/01/2040 10,793
0.0
13,620
4.500
%,
09/01/2040 13,486
0.0
14,347
4.500
%,
09/01/2040 14,206
0.0
65,856
4.500
%,
09/01/2040 65,184
0.0
105,222
4.500
%,
09/01/2040 104,192
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
13,295
4.500
%,
10/01/2040 $ 13,164
0.0
15,243
4.500
%,
10/01/2040 15,094
0.0
43,138
4.500
%,
10/01/2040 41,986
0.0
59,139
4.500
%,
10/01/2040 58,560
0.0
92,569
4.500
%,
10/01/2040 91,596
0.0
22,472
4.500
%,
11/01/2040 22,252
0.0
25,771
4.500
%,
11/01/2040 25,519
0.0
105,852
4.500
%,
11/01/2040 103,744
0.0
178,975
4.500
%,
11/01/2040 177,222
0.0
532,852
4.500
%,
11/01/2040 527,635
0.1
1,321
4.500
%,
12/01/2040 1,308
0.0
8,734
4.500
%,
12/01/2040 8,602
0.0
12,334
4.500
%,
12/01/2040 12,213
0.0
12,652
4.500
%,
12/01/2040 12,528
0.0
17,417
4.500
%,
12/01/2040 17,247
0.0
24,955
4.500
%,
12/01/2040 24,711
0.0
48,663
4.500
%,
12/01/2040 48,176
0.0
60,442
4.500
%,
12/01/2040 59,850
0.0
112,210
4.500
%,
12/01/2040 111,112
0.0
10,126
4.500
%,
01/01/2041 10,027
0.0
22,504
4.500
%,
01/01/2041 22,284
0.0
67,022
4.500
%,
01/01/2041 66,205
0.0
131,013
4.500
%,
01/01/2041 129,729
0.0
216,320
4.500
%,
01/01/2041 214,202
0.0
11,194
4.500
%,
02/01/2041 11,084
0.0
28,390
4.500
%,
02/01/2041 28,112
0.0
39,312
4.500
%,
02/01/2041 38,927
0.0
40,434
4.500
%,
02/01/2041 40,038
0.0
46,394
4.500
%,
02/01/2041 45,474
0.0
2,147
4.500
%,
03/01/2041 2,126
0.0
9,908
4.500
%,
03/01/2041 9,574
0.0
10,370
4.500
%,
03/01/2041 10,269
0.0
12,619
4.500
%,
03/01/2041 12,495
0.0
21,112
4.500
%,
03/01/2041 20,891
0.0
21,759
4.500
%,
03/01/2041 21,559
0.0
28,149
4.500
%,
03/01/2041 27,873
0.0
45,800
4.500
%,
03/01/2041 45,352
0.0
97,656
4.500
%,
03/01/2041 95,946
0.0
3,009
4.500
%,
04/01/2041 2,979
0.0
13,180
4.500
%,
04/01/2041 12,929
0.0
20,588
4.500
%,
04/01/2041 20,387
0.0
63,791
4.500
%,
04/01/2041 62,527
0.0
113,744
4.500
%,
04/01/2041 112,630
0.0
201,662
4.500
%,
04/01/2041 199,687
0.0
1,889
4.500
%,
05/01/2041 1,870
0.0
2,418
4.500
%,
05/01/2041 2,392
0.0
8,894
4.500
%,
05/01/2041 8,800
0.0
9,876
4.500
%,
05/01/2041 9,607
0.0
13,860
4.500
%,
05/01/2041 13,725
0.0
115,640
4.500
%,
05/01/2041 114,317
0.0
124,010
4.500
%,
05/01/2041 122,681
0.0
140,335
4.500
%,
05/01/2041 138,803
0.0
223,886
4.500
%,
05/01/2041 221,693
0.0
7,465
4.500
%,
06/01/2041 7,392
0.0
28,995
4.500
%,
06/01/2041 28,675
0.0
151,175
4.500
%,
06/01/2041 149,570
0.0
1,120
4.500
%,
07/01/2041 1,101
0.0
2,109
4.500
%,
07/01/2041 2,088
0.0
6,256
4.500
%,
07/01/2041 6,195
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
13,073
4.500
%,
07/01/2041 $ 12,957
0.0
28,438
4.500
%,
07/01/2041 28,044
0.0
52,353
4.500
%,
07/01/2041 51,802
0.0
101,786
4.500
%,
07/01/2041 100,789
0.0
9,367
4.500
%,
08/01/2041 9,275
0.0
18,665
4.500
%,
08/01/2041 18,260
0.0
29,725
4.500
%,
08/01/2041 28,935
0.0
51,814
4.500
%,
08/01/2041 51,306
0.0
66,899
4.500
%,
08/01/2041 66,244
0.0
90,433
4.500
%,
08/01/2041 88,688
0.0
111,804
4.500
%,
08/01/2041 109,504
0.0
137,945
4.500
%,
08/01/2041 136,328
0.0
2,690
4.500
%,
09/01/2041 2,663
0.0
7,159
4.500
%,
09/01/2041 7,089
0.0
38,104
4.500
%,
09/01/2041 37,700
0.0
308,552
4.500
%,
09/01/2041 305,275
0.1
11,086
4.500
%,
10/01/2041 10,969
0.0
19,626
4.500
%,
10/01/2041 19,422
0.0
38,282
4.500
%,
10/01/2041 37,564
0.0
73,066
4.500
%,
10/01/2041 72,297
0.0
85,951
4.500
%,
10/01/2041 85,047
0.0
154,252
4.500
%,
10/01/2041 152,741
0.0
339,872
4.500
%,
10/01/2041 335,913
0.1
745,326
4.500
%,
10/01/2041 736,337
0.1
1,937
4.500
%,
11/01/2041 1,918
0.0
148,800
4.500
%,
11/01/2041 147,342
0.0
151,221
4.500
%,
12/01/2041 147,195
0.0
323,986
4.500
%,
12/01/2041 320,612
0.1
6,149
4.500
%,
01/01/2042 6,088
0.0
7,408
4.500
%,
01/01/2042 7,350
0.0
14,818
4.500
%,
01/01/2042 14,645
0.0
29,443
4.500
%,
03/01/2042 29,055
0.0
23,978
4.500
%,
04/01/2042 23,437
0.0
9,551
4.500
%,
06/01/2042 9,439
0.0
3,339
4.500
%,
08/01/2042 3,307
0.0
3,631
4.500
%,
09/01/2042 3,551
0.0
5,816
4.500
%,
01/01/2043 5,688
0.0
3,078
4.500
%,
12/01/2043 3,039
0.0
38,173
4.500
%,
04/01/2047 37,692
0.0
18,879
4.500
%,
05/01/2047 18,603
0.0
43,618
4.500
%,
06/01/2047 42,953
0.0
62,946
4.500
%,
06/01/2047 61,996
0.0
57,944
4.500
%,
07/01/2047 57,251
0.0
202,020
4.500
%,
07/01/2047 199,010
0.0
15,039
4.500
%,
08/01/2047 14,808
0.0
5,694,653
4.500
%,
12/01/2054 5,501,539
0.6
1,012
5.000
%,
08/01/2027 1,013
0.0
1,951
5.000
%,
04/01/2028 1,959
0.0
3,600,323
5.000
%,
05/01/2042 3,640,376
0.4
503,724
5.000
%,
09/01/2052 499,591
0.1
50
5.500
%,
07/01/2026 50
0.0
461
5.500
%,
12/01/2027 464
0.0
1,786
5.500
%,
04/01/2028 1,795
0.0
988
5.500
%,
08/01/2028 998
0.0
1,553
5.500
%,
01/01/2029 1,568
0.0
17,683
5.500
%,
10/01/2029 17,900
0.0
16,571
5.500
%,
04/01/2033 16,790
0.0
8,849
5.500
%,
10/01/2033 8,898
0.0
330
5.500
%,
11/01/2033 332
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,585
5.500
%,
11/01/2033 $ 1,594
0.0
2,116
5.500
%,
11/01/2033 2,140
0.0
2,919
5.500
%,
11/01/2033 2,936
0.0
390
5.500
%,
12/01/2033 392
0.0
7,724
5.500
%,
12/01/2033 7,774
0.0
19,342
5.500
%,
12/01/2033 19,539
0.0
42,612
5.500
%,
12/01/2033 42,879
0.0
101,367
5.500
%,
12/01/2033 101,942
0.0
106
5.500
%,
01/01/2034 107
0.0
2,411
5.500
%,
01/01/2034 2,501
0.0
5,856
5.500
%,
01/01/2034 5,904
0.0
10,394
5.500
%,
01/01/2034 10,453
0.0
47,170
5.500
%,
01/01/2034 47,631
0.0
1,971
5.500
%,
06/01/2034 1,982
0.0
3,271
5.500
%,
11/01/2034 3,370
0.0
17,539
5.500
%,
11/01/2034 17,916
0.0
363
5.500
%,
12/01/2034 370
0.0
5,139
5.500
%,
01/01/2035 5,245
0.0
11,041
5.500
%,
01/01/2035 11,355
0.0
16,518
5.500
%,
01/01/2035 16,612
0.0
4,838
5.500
%,
02/01/2035 4,953
0.0
2,795
5.500
%,
07/01/2035 2,861
0.0
281,434
5.500
%,
08/01/2035 290,310
0.1
1,313
5.500
%,
10/01/2035 1,375
0.0
234
5.500
%,
11/01/2035 240
0.0
21,314
5.500
%,
11/01/2035 21,919
0.0
292
5.500
%,
12/01/2035 301
0.0
308
5.500
%,
12/01/2035 312
0.0
5,652
5.500
%,
12/01/2035 5,836
0.0
35,746
5.500
%,
12/01/2035 36,811
0.0
3,145
5.500
%,
01/01/2036 3,238
0.0
29,842
5.500
%,
01/01/2036 30,811
0.0
329
5.500
%,
02/01/2036 332
0.0
4,460
5.500
%,
04/01/2036 4,605
0.0
231
5.500
%,
08/01/2036 239
0.0
17,261
5.500
%,
09/01/2036 17,638
0.0
27,609
5.500
%,
09/01/2036 28,286
0.0
465
5.500
%,
12/01/2036 480
0.0
772
5.500
%,
12/01/2036 797
0.0
48,573
5.500
%,
12/01/2036 50,152
0.0
53,376
5.500
%,
12/01/2036 55,112
0.0
4,816
5.500
%,
01/01/2037 4,927
0.0
24,025
5.500
%,
01/01/2037 24,806
0.0
42,488
5.500
%,
02/01/2037 43,870
0.0
102,999
5.500
%,
03/01/2037 105,559
0.0
5,188
5.500
%,
04/01/2037 5,283
0.0
367
5.500
%,
05/01/2037 379
0.0
1,077
5.500
%,
05/01/2037 1,102
0.0
5,483
5.500
%,
05/01/2037 5,584
0.0
8,536
5.500
%,
05/01/2037 8,790
0.0
8,501
5.500
%,
06/01/2037 8,766
0.0
24,999
5.500
%,
06/01/2037 25,744
0.0
12,345
5.500
%,
07/01/2037 12,630
0.0
5,748
5.500
%,
08/01/2037 5,932
0.0
15,625
5.500
%,
08/01/2037 16,132
0.0
19,720
5.500
%,
08/01/2037 20,347
0.0
44,832
5.500
%,
09/01/2037 46,291
0.0
212
5.500
%,
11/01/2037 217
0.0
158,566
5.500
%,
01/01/2038 163,611
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
320
5.500
%,
02/01/2038 $ 330
0.0
495
5.500
%,
02/01/2038 509
0.0
3,167
5.500
%,
03/01/2038 3,243
0.0
150,257
5.500
%,
03/01/2038 154,663
0.0
208
5.500
%,
04/01/2038 213
0.0
7,127
5.500
%,
04/01/2038 7,284
0.0
24,377
5.500
%,
04/01/2038 25,066
0.0
1,192
5.500
%,
05/01/2038 1,229
0.0
3,818
5.500
%,
05/01/2038 3,933
0.0
44,523
5.500
%,
05/01/2038 45,553
0.0
8,752
5.500
%,
06/01/2038 8,980
0.0
34,251
5.500
%,
06/01/2038 35,353
0.0
163
5.500
%,
07/01/2038 168
0.0
17,492
5.500
%,
07/01/2038 18,005
0.0
19,277
5.500
%,
07/01/2038 19,821
0.0
20,190
5.500
%,
07/01/2038 20,847
0.0
4,120
5.500
%,
08/01/2038 4,254
0.0
9,833
5.500
%,
08/01/2038 10,111
0.0
30,853
5.500
%,
08/01/2038 31,724
0.0
21,717
5.500
%,
11/01/2038 22,464
0.0
75,383
5.500
%,
11/01/2038 77,648
0.0
98
5.500
%,
12/01/2038 100
0.0
14,447
5.500
%,
12/01/2038 14,912
0.0
21,949
5.500
%,
01/01/2039 22,663
0.0
40,991
5.500
%,
01/01/2039 42,324
0.0
138,374
5.500
%,
01/01/2039 142,875
0.0
8,741
5.500
%,
03/01/2039 9,010
0.0
71,002
5.500
%,
06/01/2039 73,261
0.0
127,104
5.500
%,
06/01/2039 131,237
0.0
7,211
5.500
%,
07/01/2041 7,415
0.0
133,769
5.500
%,
09/01/2041 137,753
0.0
4,810,321
5.500
%,
02/01/2054 4,849,588
0.5
17,217
6.000
%,
11/01/2028 17,563
0.0
134
6.000
%,
04/01/2031 137
0.0
139
6.000
%,
01/01/2032 145
0.0
196
6.000
%,
11/01/2032 200
0.0
355
6.000
%,
11/01/2032 362
0.0
16,425
6.000
%,
01/01/2033 16,928
0.0
1,413
6.000
%,
09/01/2033 1,441
0.0
261
6.000
%,
01/01/2034 267
0.0
7,472
6.000
%,
06/01/2035 7,619
0.0
1,653
6.000
%,
07/01/2035 1,686
0.0
3,685
6.000
%,
07/01/2035 3,772
0.0
4,370
6.000
%,
07/01/2035 4,533
0.0
4,737
6.000
%,
07/01/2035 4,913
0.0
286
6.000
%,
10/01/2035 295
0.0
333
6.000
%,
10/01/2035 340
0.0
19,602
6.000
%,
11/01/2035 20,248
0.0
1,777
6.000
%,
12/01/2035 1,832
0.0
18,244
6.000
%,
12/01/2035 18,862
0.0
2,800
6.000
%,
01/01/2036 2,856
0.0
11,092
6.000
%,
02/01/2036 11,642
0.0
21,857
6.000
%,
02/01/2036 22,941
0.0
4,858
6.000
%,
03/01/2036 5,030
0.0
13,623
6.000
%,
03/01/2036 14,296
0.0
8,994
6.000
%,
04/01/2036 9,413
0.0
19,264
6.000
%,
04/01/2036 20,161
0.0
3,979
6.000
%,
05/01/2036 4,058
0.0
267
6.000
%,
06/01/2036 279
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,481
6.000
%,
06/01/2036 $ 1,522
0.0
974
6.000
%,
07/01/2036 1,009
0.0
1,132
6.000
%,
07/01/2036 1,165
0.0
7,384
6.000
%,
07/01/2036 7,660
0.0
26,055
6.000
%,
07/01/2036 27,345
0.0
432
6.000
%,
08/01/2036 444
0.0
1,385
6.000
%,
08/01/2036 1,453
0.0
8,312
6.000
%,
08/01/2036 8,667
0.0
8,771
6.000
%,
08/01/2036 9,206
0.0
59,565
6.000
%,
08/01/2036 61,638
0.0
64
6.000
%,
09/01/2036 66
0.0
5,219
6.000
%,
09/01/2036 5,400
0.0
5,216
6.000
%,
09/01/2036 5,474
0.0
8,322
6.000
%,
09/01/2036 8,564
0.0
10,162
6.000
%,
09/01/2036 10,567
0.0
21,313
6.000
%,
09/01/2036 22,366
0.0
45,659
6.000
%,
09/01/2036 47,058
0.0
1,874
6.000
%,
10/01/2036 1,937
0.0
4,171
6.000
%,
10/01/2036 4,291
0.0
7,491
6.000
%,
10/01/2036 7,862
0.0
15,533
6.000
%,
10/01/2036 16,325
0.0
16,768
6.000
%,
10/01/2036 17,551
0.0
19,452
6.000
%,
10/01/2036 20,361
0.0
5,773
6.000
%,
11/01/2036 5,989
0.0
16,911
6.000
%,
11/01/2036 17,749
0.0
1,050
6.000
%,
12/01/2036 1,095
0.0
1,413
6.000
%,
12/01/2036 1,441
0.0
1,519
6.000
%,
12/01/2036 1,571
0.0
8,710
6.000
%,
12/01/2036 8,977
0.0
16,326
6.000
%,
12/01/2036 17,133
0.0
168
6.000
%,
01/01/2037 174
0.0
290
6.000
%,
01/01/2037 303
0.0
3,921
6.000
%,
01/01/2037 4,103
0.0
8,748
6.000
%,
01/01/2037 8,964
0.0
6,294
6.000
%,
02/01/2037 6,528
0.0
6,528
6.000
%,
02/01/2037 6,850
0.0
41,226
6.000
%,
02/01/2037 43,148
0.0
306
6.000
%,
03/01/2037 315
0.0
3,722
6.000
%,
03/01/2037 3,906
0.0
4,570
6.000
%,
03/01/2037 4,729
0.0
7,260
6.000
%,
03/01/2037 7,620
0.0
36,496
6.000
%,
03/01/2037 38,040
0.0
542
6.000
%,
04/01/2037 561
0.0
613
6.000
%,
04/01/2037 633
0.0
782
6.000
%,
04/01/2037 821
0.0
1,669
6.000
%,
04/01/2037 1,740
0.0
3,473
6.000
%,
04/01/2037 3,626
0.0
4,236
6.000
%,
04/01/2037 4,386
0.0
6,953
6.000
%,
04/01/2037 7,297
0.0
10,299
6.000
%,
04/01/2037 10,808
0.0
11,125
6.000
%,
04/01/2037 11,541
0.0
17,456
6.000
%,
04/01/2037 18,073
0.0
22,580
6.000
%,
04/01/2037 23,152
0.0
30,274
6.000
%,
04/01/2037 31,735
0.0
50,086
6.000
%,
04/01/2037 52,564
0.0
443
6.000
%,
05/01/2037 452
0.0
3,999
6.000
%,
05/01/2037 4,186
0.0
4,666
6.000
%,
05/01/2037 4,791
0.0
6,027
6.000
%,
05/01/2037 6,227
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
7,714
6.000
%,
05/01/2037 $ 8,096
0.0
8,571
6.000
%,
05/01/2037 8,854
0.0
8,980
6.000
%,
05/01/2037 9,190
0.0
10,931
6.000
%,
05/01/2037 11,266
0.0
16,466
6.000
%,
05/01/2037 17,232
0.0
34,831
6.000
%,
05/01/2037 36,552
0.0
2,399
6.000
%,
06/01/2037 2,515
0.0
2,991
6.000
%,
06/01/2037 3,139
0.0
3,064
6.000
%,
06/01/2037 3,178
0.0
4,065
6.000
%,
06/01/2037 4,184
0.0
19,997
6.000
%,
06/01/2037 20,528
0.0
26,438
6.000
%,
06/01/2037 27,674
0.0
1,909
6.000
%,
07/01/2037 1,998
0.0
2,872
6.000
%,
07/01/2037 3,015
0.0
2,966
6.000
%,
07/01/2037 3,123
0.0
4,445
6.000
%,
07/01/2037 4,575
0.0
5,372
6.000
%,
07/01/2037 5,573
0.0
10,318
6.000
%,
07/01/2037 10,703
0.0
24,702
6.000
%,
07/01/2037 25,926
0.0
26,281
6.000
%,
07/01/2037 27,266
0.0
1,992
6.000
%,
08/01/2037 2,102
0.0
3,163
6.000
%,
08/01/2037 3,258
0.0
5,462
6.000
%,
08/01/2037 5,718
0.0
7,312
6.000
%,
08/01/2037 7,555
0.0
14,274
6.000
%,
08/01/2037 14,781
0.0
18,787
6.000
%,
08/01/2037 19,431
0.0
26,504
6.000
%,
08/01/2037 27,314
0.0
423
6.000
%,
09/01/2037 436
0.0
1,051
6.000
%,
09/01/2037 1,103
0.0
4,120
6.000
%,
09/01/2037 4,245
0.0
6,577
6.000
%,
09/01/2037 6,903
0.0
38,446
6.000
%,
09/01/2037 40,140
0.0
385
6.000
%,
10/01/2037 399
0.0
14,654
6.000
%,
10/01/2037 15,381
0.0
514
6.000
%,
11/01/2037 532
0.0
15,722
6.000
%,
11/01/2037 16,501
0.0
23,222
6.000
%,
11/01/2037 24,372
0.0
706
6.000
%,
12/01/2037 739
0.0
13,228
6.000
%,
12/01/2037 13,794
0.0
23,398
6.000
%,
12/01/2037 23,868
0.0
28,348
6.000
%,
12/01/2037 29,756
0.0
13,589
6.000
%,
02/01/2038 14,263
0.0
47,491
6.000
%,
02/01/2038 49,426
0.0
60,679
6.000
%,
02/01/2038 63,693
0.0
503
6.000
%,
03/01/2038 524
0.0
3,273
6.000
%,
03/01/2038 3,371
0.0
11,850
6.000
%,
03/01/2038 12,256
0.0
1,541
6.000
%,
05/01/2038 1,618
0.0
35,774
6.000
%,
05/01/2038 37,507
0.0
4,960
6.000
%,
06/01/2038 5,206
0.0
19,982
6.000
%,
07/01/2038 20,973
0.0
33,068
6.000
%,
07/01/2038 34,272
0.0
591
6.000
%,
08/01/2038 620
0.0
2,745
6.000
%,
09/01/2038 2,846
0.0
3,285
6.000
%,
09/01/2038 3,448
0.0
10,615
6.000
%,
09/01/2038 11,142
0.0
12,290
6.000
%,
09/01/2038 12,725
0.0
303
6.000
%,
10/01/2038 313
0.0
489
6.000
%,
10/01/2038 508
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
5,809
6.000
%,
10/01/2038 $ 6,097
0.0
6,397
6.000
%,
10/01/2038 6,714
0.0
9,836
6.000
%,
10/01/2038 10,163
0.0
12,418
6.000
%,
10/01/2038 13,035
0.0
344
6.000
%,
11/01/2038 359
0.0
943
6.000
%,
11/01/2038 974
0.0
38,616
6.000
%,
11/01/2038 39,890
0.0
676
6.000
%,
12/01/2038 702
0.0
9,196
6.000
%,
12/01/2038 9,576
0.0
31,454
6.000
%,
12/01/2038 33,012
0.0
614
6.000
%,
10/01/2039 645
0.0
8,056
6.000
%,
10/01/2039 8,455
0.0
7,516
6.000
%,
04/01/2040 7,889
0.0
65,356
6.000
%,
09/01/2040 67,810
0.0
78,956
6.000
%,
10/01/2040 82,866
0.0
1,412,270
6.000
%,
07/01/2054 1,440,394
0.2
1,983,301
6.000
%,
09/01/2054 2,024,058
0.2
3,367
6.500
%,
01/01/2032 3,483
0.0
2,585
6.500
%,
04/01/2032 2,678
0.0
2,230
6.500
%,
10/01/2032 2,324
0.0
5,032
6.500
%,
10/01/2032 5,215
0.0
2,309
6.500
%,
03/01/2038 2,453
0.0
132
7.000
%,
12/01/2027 139
0.0
122,157
7.000
%,
03/01/2038 128,368
0.0
2,704
7.500
%,
09/01/2031 2,781
0.0
114,332,615
12.5
Total U.S. Government
Agency Obligations
(Cost $178,024,643)
168,896,053
18.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 16.0%
541,417
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.293%, (TSFR1M +
0.614%),
11/25/2035 266,467
0.0
785,977  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 518,988
0.1
163,266
(3)(6)
Alternative Loan Trust
2005-J3 2A2, 1.207%,
(-1.000*TSFR1M +
4.886%),
05/25/2035 8,445
0.0
1,016,971  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 472,750
0.1
1,408,170
(3)
Alternative Loan
Trust 2007-23CB A3,
4.293%, (TSFR1M +
0.614%),
09/25/2037 470,077
0.1
60,512  Banc of America
Funding Trust 2007-
8 4A1, 6.000%,
08/25/2037 48,787
0.0
201,504
(3)
Bear Stearns ALT-A
Trust 2005-10 22A1,
5.003%,
01/25/2036 193,106
0.0
100,388
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.158%,
05/25/2035 97,115
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
647,709
(3)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.330%,
11/25/2036 $ 354,954
0.0
758,258
(3)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.433%,
11/25/2036 378,036
0.0
559
(3)
Bear Stearns ARM Trust
2005-12 13A1, 4.512%,
02/25/2036 499
0.0
49,109
(3)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 4.788%,
01/26/2036 35,143
0.0
987,392
(1)(3)
Chase Home Lending
Mortgage Trust 2024-
8 A9A, 5.500%,
08/25/2055 980,589
0.1
8,861
(3)
Chase Mortgage
Finance Trust Series
2005-A1 1A1, 4.202%,
12/25/2035 8,465
0.0
2,620
(3)
CHL Mortgage Pass-
Through Trust 2004-
HYB9 1A1, 5.023%,
02/20/2035 2,618
0.0
8,818
(3)
CHL Mortgage Pass-
Through Trust 2005-2
2A3, 4.473%, (TSFR1M
+ 0.794%),
03/25/2035 8,509
0.0
357,075  Citicorp Mortgage
Securities Trust Series
2007-1 1A1, 6.000%,
01/25/2037 331,362
0.0
10,672
(3)
Citigroup Mortgage
Loan Trust 2005-
3 2A2A, 5.387%,
08/25/2035 10,246
0.0
450,121  Citigroup Mortgage
Loan Trust 2005-
8 3A1, 5.500%,
09/25/2035 457,746
0.1
479,362
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.451%,
09/25/2037 455,700
0.1
212,094
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 210,615
0.0
134,854  CitiMortgage Alternative
Loan Trust Series
2007-A2 1A5, 6.000%,
02/25/2037 122,035
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.426%,
(SOFR30A + 3.764%),
02/25/2040 818,350
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 6.812%,
(SOFR30A + 3.150%),
12/25/2041 $ 3,634,377
0.4
67,109
(3)
DSLA Mortgage Loan
Trust 2004-AR3 2A1,
4.909%,
07/19/2044 64,329
0.0
210,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1B1,
7.026%, (SOFR30A +
3.364%),
01/25/2040 212,938
0.0
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
6.762%, (SOFR30A +
3.100%),
10/25/2041 1,514,670
0.2
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R03 1B1,
6.412%, (SOFR30A +
2.750%),
12/25/2041 1,516,626
0.2
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1B1,
9.262%, (SOFR30A +
5.600%),
07/25/2042 1,055,869
0.1
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.012%, (SOFR30A +
5.350%),
05/25/2043 2,139,629
0.2
700,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
6.912%, (SOFR30A +
3.250%),
09/25/2043 719,968
0.1
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
5.712%, (SOFR30A +
2.050%),
09/25/2044 2,009,504
0.2
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.612%, (SOFR30A +
1.950%),
02/25/2045 501,076
0.1
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R03 2M2,
5.912%, (SOFR30A +
2.250%),
03/25/2045 1,011,249
0.1
1,743,877
(6)
Fannie Mae Interest
Strip 409 C29,
5.000%,
04/25/2042 321,260
0.0
149,385
(6)
Fannie Mae Interest
Strip 418 10, 4.000%,
08/25/2043 24,594
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
150,494
(6)
Fannie Mae Interest
Strip 418 15, 3.500%,
08/25/2043 $ 22,311
0.0
1,259,069
(6)
Fannie Mae Interest
Strip 421 C11, 6.500%,
05/25/2039 187,801
0.0
38,187  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 38,764
0.0
893
(3)
Fannie Mae REMIC
Trust 2002-21 FC,
4.676%, (SOFR30A +
1.014%),
04/25/2032 896
0.0
276,720
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 40,005
0.0
7,551
(3)
Fannie Mae REMIC
Trust 2004-11 A,
3.902%, (SOFR30A +
0.234%),
03/25/2034 7,541
0.0
132,858  Fannie Mae REMIC
Trust 2005-120 ZU,
5.500%,
01/25/2036 136,047
0.0
1,138,470
(3)(6)
Fannie Mae REMIC
Trust 2005-
66 SY, 2.924%,
(-1.000*SOFR30A +
6.586%),
07/25/2035 86,730
0.0
91,980
(3)
Fannie Mae REMIC
Trust 2005-
74 DK, 8.895%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 97,250
0.0
1,301,938
(3)(6)
Fannie Mae REMIC
Trust 2005-
92 SC, 2.904%,
(-1.000*SOFR30A +
6.566%),
10/25/2035 94,283
0.0
71,020  Fannie Mae REMIC
Trust 2006-103 EZ,
6.250%,
10/25/2036 73,391
0.0
275,411
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 14.568%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 350,479
0.0
1,003,509
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 2.974%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 58,610
0.0
1,405,235
(3)(6)
Fannie Mae REMIC
Trust 2006-
120 QD, 0.924%,
(-1.000*SOFR30A +
4.586%),
10/25/2036 24,317
0.0
777,554
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 2.964%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 67,837
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
752,135
(3)(6)
Fannie Mae REMIC
Trust 2006-
59 XS, 3.424%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 $ 56,518
0.0
4,821
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 2.924%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 23
0.0
1,017,105
(3)(6)
Fannie Mae REMIC
Trust 2007-
53 SX, 2.324%,
(-1.000*SOFR30A +
5.986%),
06/25/2037 78,586
0.0
205,015
(3)
Fannie Mae REMIC
Trust 2007-73 A1,
3.842%, (SOFR30A +
0.174%),
07/25/2037 201,317
0.0
117,315
(3)
Fannie Mae REMIC
Trust 2008-
20 SP, 6.059%,
(-1.000*SOFR30A +
15.214%),
03/25/2038 122,368
0.0
664,949  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 665,877
0.1
2,469,838
(3)(6)
Fannie Mae REMIC
Trust 2010-
102 SB, 2.824%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 231,540
0.0
2,865,252
(6)
Fannie Mae REMIC
Trust 2010-112 PI,
6.000%,
10/25/2040 541,825
0.1
740,284
(3)(6)
Fannie Mae REMIC
Trust 2010-
116 SE, 2.824%,
(-1.000*SOFR30A +
6.486%),
10/25/2040 60,104
0.0
1,860,105
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 2.294%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 115,535
0.0
6,364,703
(3)(6)
Fannie Mae REMIC
Trust 2010-
139 SA, 2.254%,
(-1.000*SOFR30A +
5.916%),
12/25/2040 500,380
0.1
1,294,107
(3)(6)
Fannie Mae REMIC
Trust 2010-
55 AS, 2.644%,
(-1.000*SOFR30A +
6.306%),
06/25/2040 107,730
0.0
2,370,840  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 2,398,508
0.3
109,287  Fannie Mae REMIC
Trust 2010-60 HJ,
5.500%,
05/25/2040 110,292
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
373,463  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 $ 377,362
0.0
34,865  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 32,956
0.0
1,000,000  Fannie Mae REMIC
Trust 2011-128 KB,
4.500%,
12/25/2041 985,156
0.1
591,260
(3)(6)
Fannie Mae REMIC
Trust 2011-
149 ES, 2.224%,
(-1.000*SOFR30A +
5.886%),
07/25/2041 16,911
0.0
398,660
(6)
Fannie Mae REMIC
Trust 2011-3 AI,
5.000%,
01/25/2041 39,623
0.0
246,950
(3)(6)
Fannie Mae REMIC
Trust 2012-
10 US, 2.674%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 27,434
0.0
4,119  Fannie Mae REMIC
Trust 2012-103 DA,
3.500%,
10/25/2041 4,107
0.0
514,823  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 473,192
0.1
3,149,994
(3)(6)
Fannie Mae REMIC
Trust 2012-
113 SG, 2.324%,
(-1.000*SOFR30A +
5.986%),
10/25/2042 317,388
0.0
2,226,624
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 2.374%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 237,022
0.0
459,897
(6)
Fannie Mae REMIC
Trust 2012-128 DI,
3.000%,
10/25/2032 20,627
0.0
985,454
(3)
Fannie Mae REMIC
Trust 2012-
131 BS, 0.860%,
(-1.000*SOFR30A +
5.263%),
12/25/2042 635,469
0.1
7,125,751
(3)(6)
Fannie Mae REMIC
Trust 2012-
134 SF, 2.374%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 706,223
0.1
3,570,840
(3)(6)
Fannie Mae REMIC
Trust 2012-
137 SN, 2.324%,
(-1.000*SOFR30A +
5.986%),
12/25/2042 342,149
0.0
5,714,888
(3)(6)
Fannie Mae REMIC
Trust 2012-
19 S, 2.174%,
(-1.000*SOFR30A +
5.836%),
03/25/2042 509,765
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,426,885
(3)(6)
Fannie Mae REMIC
Trust 2012-
30 TS, 2.674%,
(-1.000*SOFR30A +
6.336%),
04/25/2042 $ 259,390
0.0
448,420
(6)
Fannie Mae REMIC
Trust 2012-58 PI,
5.000%,
04/25/2042 55,743
0.0
2,497,879
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 2.424%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 148,560
0.0
3,207,559
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 DS, 2.374%,
(-1.000*SOFR30A +
6.036%),
02/25/2043 319,731
0.0
4,620,502
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SA, 2.374%,
(-1.000*SOFR30A +
6.036%),
03/25/2042 198,706
0.0
7,258,633
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 1,347,716
0.2
8,210,942
(6)
Fannie Mae REMIC
Trust 2016-2 IO,
5.500%,
02/25/2046 1,055,040
0.1
2,734,913
(3)(6)
Fannie Mae REMIC
Trust 2016-
54 SD, 2.224%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 287,278
0.0
4,222,521
(3)(6)
Fannie Mae REMIC
Trust 2016-
62 SC, 2.224%,
(-1.000*SOFR30A +
5.886%),
09/25/2046 455,886
0.1
8,782,129
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 2.274%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 676,738
0.1
2,991,450
(3)(6)
Fannie Mae REMIC
Trust 2016-
93 SL, 2.874%,
(-1.000*SOFR30A +
6.536%),
12/25/2046 194,216
0.0
5,366,258
(6)
Fannie Mae REMIC
Trust 2017-23 IO,
6.000%,
04/25/2047 1,043,929
0.1
792,222  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 711,967
0.1
2,786,549  Fannie Mae REMIC
Trust 2018-11 BX,
4.000%,
12/25/2047 2,661,565
0.3
149,844  Fannie Mae REMIC
Trust 2018-27 EA,
3.000%,
05/25/2048 134,191
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,112,614
(3)(6)
Fannie Mae REMIC
Trust 2018-
43 SE, 2.474%,
(-1.000*SOFR30A +
6.136%),
09/25/2038 $ 160,713
0.0
385,313  Fannie Mae REMIC
Trust 2018-64 ET,
3.000%,
09/25/2048 345,975
0.0
3,857,940
(3)(6)
Fannie Mae REMIC
Trust 2019-
18 SA, 2.274%,
(-1.000*SOFR30A +
5.936%),
05/25/2049 314,624
0.0
3,539,780
(3)(6)
Fannie Mae REMIC
Trust 2019-
25 PS, 2.274%,
(-1.000*SOFR30A +
5.936%),
06/25/2049 383,060
0.1
10,350,514
(3)(6)
Fannie Mae REMIC
Trust 2019-
33 PS, 2.274%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,094,314
0.1
8,702,699
(6)
Fannie Mae REMIC
Trust 2020-71 TI,
3.000%,
10/25/2050 1,418,571
0.2
7,507,089
(3)(6)
Fannie Mae REMIC
Trust 2020-
94 SC, 2.174%,
(-1.000*SOFR30A +
5.836%),
07/25/2050 852,511
0.1
12,397,889
(6)
Fannie Mae REMIC
Trust 2021-13 BI,
3.000%,
02/25/2050 2,163,884
0.2
12,680,994
(6)
Fannie Mae REMIC
Trust 2021-17 KI,
4.500%,
04/25/2051 2,965,312
0.3
6,485,482
(6)
Fannie Mae REMIC
Trust 2021-72 QI,
4.500%,
02/25/2043 1,229,765
0.1
13,312,587
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 2,816,798
0.3
4,005,835  Fannie Mae REMIC
Trust 2024-22 MZ,
5.500%,
05/25/2054 4,041,191
0.5
95,015
(3)
First Horizon Alternative
Mortgage Securities
Trust 2005-AA1 1A1,
4.341%,
03/25/2035 52,752
0.0
46,206
(3)
First Horizon Asset
Securities, Inc. 2005-
AR6 4A1, 5.177%,
02/25/2036 45,019
0.0
15,335
(3)
First Horizon Mortgage
Pass-Through Trust
2005-AR3 2A1,
5.994%,
08/25/2035 10,088
0.0
1,503,927
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.910%,
03/25/2048 1,379,652
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
26,300  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 $ 26,496
0.0
37,183  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 37,682
0.0
20,673
(3)
Freddie Mac REMIC
Trust 2411 FJ, 4.137%,
(SOFR30A + 0.464%),
12/15/2029 20,627
0.0
16,723  Freddie Mac REMIC
Trust 2460 ZM,
6.000%,
06/15/2032 16,954
0.0
28,911  Freddie Mac REMIC
Trust 2576 KZ,
5.500%,
02/15/2033 29,779
0.0
73,032
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 10,029
0.0
1,482,863
(3)(6)
Freddie Mac
REMIC Trust
2815 GS, 2.213%,
(-1.000*SOFR30A +
5.886%),
03/15/2034 87,103
0.0
322,072  Freddie Mac REMIC
Trust 2867 MZ,
5.000%,
10/15/2034 325,510
0.0
247,296  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 249,957
0.0
1,705,904
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 2.943%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 126,013
0.0
99,181
(3)
Freddie Mac
REMIC Trust
3065 DC, 8.500%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 105,306
0.0
103,804
(3)(6)
Freddie Mac
REMIC Trust 3102
IS, 10.682%,
(-1.000*SOFR30A +
24.147%),
01/15/2036 23,464
0.0
735,919
(3)(6)
Freddie Mac
REMIC Trust
3170 SA, 2.813%,
(-1.000*SOFR30A +
6.486%),
09/15/2033 48,065
0.0
180,237
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 2.698%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 12,077
0.0
2,929,795
(3)(6)
Freddie Mac REMIC
Trust 3284 CI, 2.333%,
(-1.000*SOFR30A +
6.006%),
03/15/2037 223,626
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,281,761
(3)(6)
Freddie Mac REMIC
Trust 3311 IC, 2.623%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 $ 110,529
0.0
2,722,194
(3)(6)
Freddie Mac REMIC
Trust 3510 IC, 2.293%,
(-1.000*SOFR30A +
5.966%),
08/15/2037 208,086
0.0
100,482
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
5.523%,
03/15/2033 101,599
0.0
14,971
(3)
Freddie Mac REMIC
Trust 3556 NT,
6.887%, (SOFR30A +
3.214%),
03/15/2038 15,513
0.0
1,695,218
(3)(6)
Freddie Mac
REMIC Trust
3575 ST, 2.813%,
(-1.000*SOFR30A +
6.486%),
04/15/2039 169,260
0.0
2,430,594
(3)(6)
Freddie Mac
REMIC Trust
3589 SB, 2.413%,
(-1.000*SOFR30A +
6.086%),
10/15/2039 206,424
0.0
167,218
(6)
Freddie Mac REMIC
Trust 3632 IP, 5.000%,
02/15/2040 16,817
0.0
4,397,300
(3)(6)
Freddie Mac
REMIC Trust
3702 SB, 0.713%,
(-1.000*SOFR30A +
4.386%),
08/15/2040 131,679
0.0
489,606  Freddie Mac REMIC
Trust 3829 VZ,
4.000%,
03/15/2041 474,063
0.1
1,443,368
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 2.763%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 140,922
0.0
708,086  Freddie Mac REMIC
Trust 3898 KD,
4.500%,
07/15/2041 700,721
0.1
81,908
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 2.263%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 858
0.0
176,980
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 2.263%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 1,061
0.0
4,492,884
(3)(6)
Freddie Mac
REMIC Trust
3951 SN, 2.763%,
(-1.000*SOFR30A +
6.436%),
11/15/2041 467,841
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
233,146  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 $ 232,616
0.0
2,571,680
(3)(6)
Freddie Mac
REMIC Trust
4059 SP, 2.763%,
(-1.000*SOFR30A +
6.436%),
06/15/2042 285,112
0.0
2,468,922
(3)(6)
Freddie Mac
REMIC Trust 4102
MS, 2.813%,
(-1.000*SOFR30A +
6.486%),
09/15/2042 307,697
0.0
5,829,762
(3)(6)
Freddie Mac
REMIC Trust
4139 CS, 2.363%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 599,445
0.1
3,345,114
(6)
Freddie Mac REMIC
Trust 4150 IO,
3.500%,
01/15/2043 510,575
0.1
318,069
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 47,319
0.0
2,791,703
(3)(6)
Freddie Mac
REMIC Trust
4313 SD, 2.363%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 214,890
0.0
4,569,946
(3)(6)
Freddie Mac
REMIC Trust
4313 SE, 2.363%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 398,242
0.1
406,861
(6)
Freddie Mac REMIC
Trust 4332 PI, 5.000%,
12/15/2043 46,592
0.0
502,386
(3)(6)
Freddie Mac
REMIC Trust
4346 ST, 2.413%,
(-1.000*SOFR30A +
6.086%),
07/15/2039 8,038
0.0
1,518,604
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 2.313%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 142,560
0.0
3,093,013
(6)
Freddie Mac REMIC
Trust 4456 IO,
4.500%,
10/15/2044 634,321
0.1
1,332,197
(6)
Freddie Mac REMIC
Trust 4465 MI,
5.000%,
03/15/2041 195,347
0.0
4,935,355
(3)(6)
Freddie Mac
REMIC Trust
4675 KS, 2.213%,
(-1.000*SOFR30A +
5.886%),
04/15/2047 517,018
0.1
2,973,690
(6)
Freddie Mac REMIC
Trust 4717 IB, 4.000%,
09/15/2047 590,140
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,915,846  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 $ 1,548,849
0.2
1,608,012  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 1,417,124
0.2
579,197  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 553,244
0.1
3,952,425
(3)(6)
Freddie Mac REMIC
Trust 4845 S, 2.913%,
(-1.000*SOFR30A +
6.586%),
12/15/2048 369,286
0.0
3,992,295
(3)(6)
Freddie Mac
REMIC Trust
4892 ES, 2.374%,
(-1.000*SOFR30A +
6.036%),
07/25/2045 419,175
0.1
10,504,805
(3)(6)
Freddie Mac
REMIC Trust
4901 BS, 2.324%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 845,777
0.1
3,748,598
(6)
Freddie Mac REMIC
Trust 4988 IJ, 4.500%,
12/15/2047 649,540
0.1
9,131,825
(3)(6)
Freddie Mac
REMIC Trust
4995 SB, 2.324%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,070,203
0.1
3,229,003
(6)
Freddie Mac REMIC
Trust 5015 EI, 4.500%,
09/25/2050 729,792
0.1
11,953,292
(6)
Freddie Mac REMIC
Trust 5118 LI, 3.000%,
06/25/2041 1,258,028
0.1
10,096,663
(6)
Freddie Mac REMIC
Trust 5124 IQ,
3.500%,
07/25/2051 1,837,422
0.2
6,726,675  Freddie Mac REMIC
Trust 5387 ZQ,
5.500%,
03/25/2054 6,758,130
0.7
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 7.312%,
(SOFR30A + 3.650%),
11/25/2041 1,015,949
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 9.012%,
(SOFR30A + 5.350%),
08/25/2042 1,478,655
0.2
2,742,494
(6)
Freddie Mac Strips 228
IO, 6.000%,
02/01/2035 396,999
0.1
6,204,226
(3)(6)
Freddie Mac Strips
268 S5, 2.213%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 611,737
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,819,404
(3)(6)
Freddie Mac Strips
311 S1, 2.163%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 $ 380,258
0.0
225,146
(3)(6)
Freddie Mac Strips
347 118, 4.500%,
02/15/2044 43,657
0.0
6,339,293
(3)(6)
Freddie Mac Strips
347 C29, 3.000%,
01/15/2044 857,448
0.1
5,346,573
(3)(6)
Freddie Mac Strips
347 C30, 3.500%,
02/15/2044 829,871
0.1
2,013,741
(3)(6)
Freddie Mac Strips
347 C31, 4.000%,
02/15/2044 355,318
0.0
3,028,194
(6)
Freddie Mac Strips 351
C1, 2.500%,
02/15/2031 118,224
0.0
2,277,797
(6)
Freddie Mac Strips
351 C11, 3.500%,
02/15/2031 128,601
0.0
2,643,901
(6)
Freddie Mac Strips
351 C12, 4.000%,
02/15/2031 166,288
0.0
2,169,727
(6)
Freddie Mac Strips
351 C13, 3.000%,
02/15/2031 107,023
0.0
3,300,830
(6)
Freddie Mac Strips 351
C2, 3.000%,
02/15/2031 155,791
0.0
2,669,262
(6)
Freddie Mac Strips 351
C7, 3.000%,
02/15/2031 124,375
0.0
3,291,953
(6)
Freddie Mac Strips 351
C8, 3.500%,
02/15/2031 186,567
0.0
1,472,480  Freddie Mac Structured
Pass-Through
Certificates T-54 2A,
6.500%,
02/25/2043 1,548,767
0.2
1,029,519
(3)
Freddie Mac Structured
Pass-Through
Certificates T-62 1A1,
5.059%, (12MTA +
1.200%),
10/25/2044 952,040
0.1
171,811
(3)(6)
Ginnie Mae 2005-
7 AH, 2.983%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 11,924
0.0
3,861,615
(3)(6)
Ginnie Mae 2007-
35 KY, 2.663%,
(-1.000*TSFR1M +
6.336%),
06/16/2037 346,852
0.0
123,827
(3)
Ginnie Mae 2007-
8 SP, 9.761%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 143,878
0.0
706,734
(3)(6)
Ginnie Mae 2008-
35 SN, 2.610%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 48,623
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
318,885
(3)(6)
Ginnie Mae 2008-
40 PS, 2.713%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 $ 17,723
0.0
3,250,073
(3)(6)
Ginnie Mae 2009-
106 SU, 2.410%,
(-1.000*TSFR1M +
6.086%),
05/20/2037 270,275
0.0
1,096,021
(3)(6)
Ginnie Mae 2009-
25 KS, 2.410%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 94,676
0.0
562,713  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 569,600
0.1
619,183  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 621,445
0.1
2,345,244  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 2,407,457
0.3
274,499
(6)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 8,522
0.0
452,899
(3)(6)
Ginnie Mae 2010-
116 NS, 2.863%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 31,744
0.0
1,880,459
(3)(6)
Ginnie Mae 2010-
116 SK, 2.830%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 144,054
0.0
244,713
(3)(6)
Ginnie Mae 2010-
4 SP, 2.713%,
(-1.000*TSFR1M +
6.386%),
01/16/2039 3,034
0.0
16,969
(6)
Ginnie Mae 2010-6 IA,
5.000%,
11/20/2039 59
0.0
760,650
(3)(6)
Ginnie Mae 2010-
68 MS, 2.060%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 66,182
0.0
1,749,946
(6)
Ginnie Mae 2010-9 JI,
5.000%,
01/20/2040 345,305
0.0
1,750,359
(3)(6)
Ginnie Mae 2011-
80 KS, 2.880%,
(-1.000*TSFR1M +
6.556%),
06/20/2041 181,001
0.0
15,878
(6)
Ginnie Mae 2012-40
NI, 4.500%,
05/20/2040 410
0.0
3,039,731
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 393,751
0.1
3,345,696
(6)
Ginnie Mae 2013-184
JI, 5.500%,
12/16/2043 657,107
0.1
224,524  Ginnie Mae 2013-
26 GU, 1.500%,
04/20/2042 209,938
0.0
258,962  Ginnie Mae 2013-26
JC, 2.000%,
01/20/2043 236,191
0.0
115,153  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 103,329
0.0
93,278  Ginnie Mae 2013-8
BE, 1.750%,
11/20/2042 83,383
0.0
2,484,019  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 2,395,107
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,921,322
(3)(6)
Ginnie Mae 2014-
3 SU, 2.260%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 $ 240,844
0.0
3,805,584
(3)(6)
Ginnie Mae 2014-
55 MS, 2.413%,
(-1.000*TSFR1M +
6.086%),
04/16/2044 338,971
0.0
2,546,037
(3)(6)
Ginnie Mae 2014-
56 SP, 2.413%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 162,806
0.0
3,072,860
(3)(6)
Ginnie Mae 2014-
58 CS, 1.813%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 163,503
0.0
3,901,580
(6)
Ginnie Mae 2014-79
BI, 6.000%,
05/16/2044 594,317
0.1
1,700,545
(3)(6)
Ginnie Mae 2014-
99 S, 1.810%,
(-1.000*TSFR1M +
5.486%),
06/20/2044 151,111
0.0
4,164,610
(6)
Ginnie Mae 2015-167
BI, 4.500%,
04/16/2045 774,815
0.1
868,091  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 805,343
0.1
1,009,303  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 922,379
0.1
7,545,256
(3)(6)
Ginnie Mae 2019-
22 SA, 1.810%,
(-1.000*TSFR1M +
5.486%),
02/20/2045 629,929
0.1
26,817,239
(3)(6)
Ginnie Mae 2020-
167 SC, 2.510%,
(-1.000*TSFR1M +
6.186%),
11/20/2050 3,884,224
0.4
3,944,684
(3)(6)
Ginnie Mae 2020-
7 SE, 2.260%,
(-1.000*TSFR1M +
5.936%),
06/20/2049 435,644
0.1
20,618,808
(6)
Ginnie Mae 2021-228
IG, 3.000%,
12/20/2051 3,524,819
0.4
9,423,000
(6)
Ginnie Mae 2021-41
MI, 2.000%,
03/20/2051 1,091,634
0.1
680,850
(6)
Ginnie Mae 2021-78
MI, 4.500%,
05/20/2051 117,463
0.0
9,451,302
(6)
Ginnie Mae 2021-87
ID, 2.500%,
05/20/2051 1,398,819
0.2
13,782,201
(3)(6)
Ginnie Mae 2022-
45 SP, 2.127%,
(-1.000*SOFR30A +
5.800%),
05/20/2050 1,179,656
0.1
2,265,591  Ginnie Mae 2024-20
KZ, 6.000%,
02/20/2054 2,283,217
0.3
2,862,405
(6)
Ginnie Mae 2025-105
IO, 5.500%,
05/20/2050 565,756
0.1
118,624
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 111,705
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
610,382
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 $ 615,036
0.1
891  GSR Mortgage Loan
Trust 2003-2F 3A1,
6.000%,
03/25/2032 917
0.0
26,190
(3)
HarborView Mortgage
Loan Trust 2005-
2 2A1A, 4.231%,
(TSFR1M + 0.554%),
05/19/2035 25,504
0.0
39,927
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
4.653%, (TSFR1M +
0.974%),
08/25/2029 39,351
0.0
2,458
(3)
JP Morgan Mortgage
Trust 2005-A1 6T1,
5.132%,
02/25/2035 2,409
0.0
19,689
(3)
JP Morgan Mortgage
Trust 2007-A1 5A5,
5.818%,
07/25/2035 19,735
0.0
1,523,901
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.573%,
06/25/2048 1,385,257
0.2
1,618,040
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B3,
3.487%,
03/25/2051 1,429,651
0.2
391,079
(1)(3)
JP Morgan Mortgage
Trust 2026-2 A9B,
5.000%,
07/25/2056 381,385
0.0
6,368,971
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 2.827%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 1,030,143
0.1
18,062
(3)
Merrill Lynch Mortgage
Investors Trust MLMI
Series 2003-A3 1A,
5.449%,
05/25/2033 17,685
0.0
6,339
(3)
Merrill Lynch Mortgage
Investors Trust Series
MLCC 2005-3 5A,
4.293%, (TSFR1M +
0.614%),
11/25/2035 6,128
0.0
8,065
(1)(3)
Nomura Asset
Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A A,
7.000%,
02/19/2030 8,048
0.0
972,253
(1)(3)
PMT Loan Trust 2025-
INV12 A29, 5.500%,
12/25/2056 965,120
0.1
774,751,971
(1)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 4,762,052
0.5
212,668  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 189,177
0.0
473  RFMSI Series Trust
2003-S9 A1, 6.500%,
03/25/2032 478
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,160,840  Seasoned Credit Risk
Transfer Trust 2017-
4 M45T, 4.500%,
06/25/2057 $ 1,139,015
0.1
532,800  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 469,741
0.1
710,468  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 618,728
0.1
567,403  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 493,423
0.1
567,372  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 496,957
0.1
713,582  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 625,838
0.1
149,083  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 131,188
0.0
12,091
(3)
Sequoia Mortgage Trust
2003-4 2A1, 4.490%,
(TSFR1M + 0.814%),
07/20/2033 12,169
0.0
3,028
(3)
Sequoia Mortgage Trust
2005-4 2A1, 6.609%,
04/20/2035 3,084
0.0
410,551
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.758%,
05/25/2045 357,832
0.0
65,040
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 60,754
0.0
1,000,000
(1)(3)
Sequoia Mortgage
Trust 2026-MED1 A1A,
5.125%,
04/25/2056 985,989
0.1
698,000
(1)(3)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 632,204
0.1
317,169
(3)
Structured Adjustable
Rate Mortgage Loan
Trust 2005-7 4A,
5.024%,
04/25/2035 295,025
0.0
18,235
(3)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
17 3A1, 4.443%,
08/25/2035 15,883
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
28,920
(3)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A2,
4.291%, (TSFR1M +
0.614%),
07/19/2035 $ 28,134
0.0
79,692
(3)
Thornburg Mortgage
Securities Trust 2006-5
A1, 5.139%,
10/25/2046 76,782
0.0
5,768
(3)
WaMu Mortgage Pass-
Through Certificates
2002-AR9 1A, 5.259%,
(12MTA + 1.400%),
08/25/2042 5,662
0.0
12,188
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 A1A,
4.433%, (TSFR1M +
0.754%),
01/25/2045 11,948
0.0
23,184,673
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 0.020%,
08/25/2045 27,737
0.0
311,277
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.494%,
10/25/2036 293,471
0.0
294,386
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.660%,
10/25/2036 270,768
0.0
499,144
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.118%,
12/25/2036 446,659
0.1
160,761
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR7 3A, 4.907%,
(12MTA + 1.048%),
07/25/2046 149,297
0.0
497,758
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 4.773%,
(TSFR1M + 1.094%),
10/25/2045 482,451
0.1
1,032,103
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR10 A1,
3.993%, (TSFR1M +
0.314%),
12/25/2036 515,582
0.1
104,319  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 90,742
0.0
555,954
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.223%, (TSFR1M
+ 0.544%),
06/25/2037 489,240
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
27,443
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2005-AR7 1A1,
6.040%,
05/25/2035 $ 28,447
0.0
87,996
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
5.715%,
04/25/2036 87,727
0.0
409,586
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.757%,
08/20/2045 379,171
0.0
Total Collateralized
Mortgage Obligations
(Cost $167,181,392)
146,104,185
16.0
ASSET-BACKED SECURITIES : 10.8%
Home Equity Asset-Backed Securities : 0.1%
770,410
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 632,712
0.1
30,575
(3)
Renaissance Home
Equity Loan Trust
2003-2 A, 3.723%,
(TSFR1M + 0.994%),
08/25/2033 28,327
0.0
183,788
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 183,861
0.0
844,900
0.1
Other Asset-Backed Securities : 9.8%
900,000
(1)(3)
720 East CLO VII Ltd.
2025-7A B, 5.218%,
(TSFR3M + 1.550%),
04/20/2037 890,814
0.1
690,000
(1)(3)
720 East CLO VII Ltd.
2025-7A C, 5.368%,
(TSFR3M + 1.700%),
04/20/2037 683,466
0.1
1,700,000
(1)(3)
Allegany Park CLO Ltd.
2019-1A ARR, 4.768%,
(TSFR3M + 1.100%),
01/20/2035 1,698,467
0.2
840,000
(1)(3)
AMMC CLO 31 Ltd.
2025-31A B, 5.368%,
(TSFR3M + 1.700%),
02/20/2038 841,984
0.1
2,000,000
(1)(3)
Ares LXV CLO Ltd.
2022-65A A1R,
4.788%, (TSFR3M +
1.120%),
07/25/2034 1,998,500
0.2
1,600,000
(1)(3)
Bain Capital Credit
CLO Ltd. 2025-4A C,
5.709%, (TSFR3M +
1.850%),
01/17/2039 1,601,232
0.2
1,390,000
(1)(3)
Ballyrock CLO 18
Ltd. 2021-18A A2R,
5.322%, (TSFR3M +
1.650%),
04/15/2038 1,388,433
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,300,000
(1)(3)
Ballyrock CLO 20
Ltd. 2022-20A A1A3,
4.722%, (TSFR3M +
1.050%),
10/15/2036 $ 2,296,573
0.2
252,063
(3)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
5.833%,
10/25/2036 251,960
0.0
1,360,000
(1)(3)
Benefit Street Partners
CLO Ltd. 2015-6BR
BR, 5.218%, (TSFR3M
+ 1.550%),
04/20/2038 1,359,630
0.1
1,860,000
(1)(3)
Birch Grove CLO 12
Ltd. 2025-12A B,
5.219%, (TSFR3M +
1.550%),
04/22/2038 1,838,887
0.2
1,000,000
(1)(3)
BlueMountain CLO XXX
Ltd. 2020-30A CR2,
5.522%, (TSFR3M +
1.850%),
04/15/2035 991,886
0.1
3,490,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
5.099%, (TSFR3M +
1.432%),
07/20/2034 3,488,625
0.4
3,000,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
5.929%, (TSFR3M +
2.262%),
07/20/2034 2,997,240
0.3
1,750,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
6.433%, (TSFR3M +
2.762%),
07/16/2032 1,753,616
0.2
3,000,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A ARR,
4.888%, (TSFR3M +
1.220%),
01/17/2038 2,999,967
0.3
16,403
(3)
Chase Funding Trust
Series 2002-4 2A1,
4.533%, (TSFR1M +
0.854%),
10/25/2032 16,459
0.0
61,121
(3)
Chase Funding Trust
Series 2003-5 2A2,
4.393%, (TSFR1M +
0.714%),
07/25/2033 61,428
0.0
1,850,000
(1)(3)
CIFC Funding Ltd.
2022-4A AR, 4.761%,
(TSFR3M + 1.090%),
07/16/2035 1,847,436
0.2
2,500,000
(1)(3)
CIFC Funding Ltd.
2023-2A AR, 4.792%,
(TSFR3M + 1.130%),
01/21/2037 2,495,235
0.3
500,000
(1)
Domino's Pizza Master
Issuer LLC 2025-
1A A2I, 4.930%,
07/25/2055 499,024
0.1
6,750,000
(1)(3)
Dryden 104 CLO
Ltd. 2022-104A A1R,
4.946%, (TSFR3M +
1.290%),
08/20/2034 6,742,183
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,300,000
(1)(3)
Elevation CLO Ltd.
2023-17A BR, 5.318%,
(TSFR3M + 1.650%),
10/20/2036 $ 1,291,165
0.1
1,730,000
(1)(3)
Elmwood CLO IX Ltd.
2021-2A BR, 5.218%,
(TSFR3M + 1.550%),
04/20/2038 1,731,228
0.2
840,000
(1)(3)
Elmwood CLO XI Ltd.
2021-4A BR, 5.218%,
(TSFR3M + 1.550%),
01/20/2038 840,482
0.1
2,500,000
(1)(3)
Galaxy XXII CLO
Ltd. 2016-22A AR4,
4.683%, (TSFR3M +
1.020%),
04/16/2034 2,496,900
0.3
86,769
(3)
GSAMP Trust 2007-
FM1 A2A, 3.933%,
(TSFR1M + 0.254%),
12/25/2036 42,894
0.0
537,991
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 516,224
0.1
1,550,000
(1)(3)
Invesco CLO Ltd.
2021-3A BR, 5.169%,
(TSFR3M + 1.500%),
10/22/2034 1,543,857
0.2
3,500,000
(1)(3)
Invesco US CLO Ltd.
2023-1A AR2, 4.781%,
(TSFR3M + 1.110%),
04/22/2037 3,482,801
0.4
396,000
(1)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 401,075
0.0
1,350,000
(1)(3)
KKR Clo 33 Ltd. 33A
BR, 5.268%, (TSFR3M
+ 1.600%),
07/20/2034 1,346,644
0.1
970,000
(1)(3)
Lakeside Park CLO Ltd.
2025-1A B1, 5.222%,
(TSFR3M + 1.550%),
04/15/2038 969,762
0.1
48,087
(3)
Long Beach Mortgage
Loan Trust 2004-4
1A1, 4.353%, (TSFR1M
+ 0.674%),
10/25/2034 47,108
0.0
1,040,000
(1)(3)
Magnetite Xlv Ltd.
2025-45A B, 5.222%,
(TSFR3M + 1.550%),
04/15/2038 1,037,839
0.1
4,600,000
(1)(3)
Magnetite XXXI
Ltd. 2021-31A A1R,
4.672%, (TSFR3M +
1.000%),
07/15/2034 4,588,500
0.5
3,532,000
(1)(3)
MF1 Ltd. 2021-FL7
AS, 5.244%, (TSFR1M
+ 1.564%),
10/16/2036 3,528,177
0.4
240,960
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 218,936
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,350,000
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR3, 5.069%,
(TSFR3M + 1.400%),
07/22/2038 $ 2,351,377
0.3
3,000,000
(1)(3)
Neuberger Berman
Loan Advisers CLO 47
Ltd. 2022-47A AR,
4.757%, (TSFR3M +
1.090%),
04/16/2035 2,997,828
0.3
1,450,000
(1)(3)
OCP Clo Ltd. 2019-17A
AR2, 5.068%, (TSFR3M
+ 1.400%),
07/20/2037 1,450,483
0.2
570,000
(1)(3)
Octagon 58 Ltd.
2022-1A BR, 5.422%,
(TSFR3M + 1.750%),
04/15/2038 570,414
0.1
1,050,000
(1)(3)
Octagon Investment
Partners 50 Ltd. 2020-
4A BR2, 5.222%,
(TSFR3M + 1.550%),
01/15/2035 1,046,053
0.1
614,027
(1)(3)
OZLM XV Ltd. 2016-
15A A1R3, 4.718%,
(TSFR3M + 1.050%),
04/20/2033 614,389
0.1
2,140,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A A2R,
5.168%, (TSFR3M +
1.500%),
04/20/2038 2,128,549
0.2
720,000
(1)(3)
Palmer Square Loan
Funding Ltd. 2025-1A
B, 5.253%, (TSFR3M +
1.600%),
02/15/2033 714,918
0.1
639,278
(1)
Palmetto Issuer LLC
2025-2A A, 5.980%,
04/30/2061 629,097
0.1
750,000
(1)(3)
Park Avenue
Institutional Advisers
CLO Ltd. 2017-
1A A2R2, 5.203%,
(TSFR3M + 1.550%),
02/14/2034 749,031
0.1
1,050,000
(1)(3)
Recette Clo Ltd. 2015-
1A BR3, 5.218%,
(TSFR3M + 1.550%),
04/20/2034 1,047,950
0.1
650,000
(1)
Sabal Issuer LLC
2026-1A A1, 6.000%,
05/02/2061 652,492
0.1
47,602
(3)
Securitized Asset
Backed Receivables
LLC Trust 2006-WM4
A2A, 3.953%, (TSFR1M
+ 0.274%),
11/25/2036 12,452
0.0
3,300,000
(1)(3)
Sixth Street CLO 32
Ltd. 2026-32A C,
(TSFR3M + 1.950%),
04/21/2039 3,303,782
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
849,750
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 $ 841,754
0.1
2,600,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A CR,
5.518%, (TSFR3M +
1.850%),
04/25/2034 2,587,302
0.3
1,477,151
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,429,347
0.2
1,160,000
(1)(3)
Symphony Clo 47 Ltd.
2025-47A B, 5.218%,
(TSFR3M + 1.550%),
04/20/2038 1,148,304
0.1
29,965  United States Small
Business Administration
2007-20L 1, 5.290%,
12/01/2027 30,065
0.0
1,240,000
(1)(3)
Wind River CLO Ltd.
2016-1KRA BR3,
5.272%, (TSFR3M +
1.600%),
10/15/2034 1,233,847
0.1
750,000
(1)(3)
Wind River CLO Ltd.
2021-2A BR, 5.268%,
(TSFR3M + 1.600%),
07/20/2034 746,412
0.1
400,000
(1)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 406,964
0.0
89,519,447
9.8
Student Loan Asset-Backed Securities : 0.9%
227,988
(1)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 196,469
0.0
189,383
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 158,105
0.0
171,559
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 162,893
0.0
223,742
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 208,812
0.0
1,550,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,403,665
0.2
358,045
(1)
SMB Private Education
Loan Trust 2024-
F A1A, 5.060%,
03/16/2054 360,690
0.1
4,610,573
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 4,473,299
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
1,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 $ 967,362
0.1
7,931,295
0.9
Total Asset-Backed
Securities
(Cost $98,954,222)
98,295,642
10.8
COMMERCIAL MORTGAGE-BACKED SECURITIES : 5.3%
2,000,000
(1)(3)
BAHA Trust 2024-MAR
B, 6.385%,
12/10/2041 2,064,347
0.2
10,973,914
(3)(6)
BANK 2019-BN16 XA,
0.929%,
02/15/2052 211,336
0.0
2,500,000
(1)(3)
BDS LLC 2025-FL15
A, 5.077%, (TSFR1M +
1.400%),
03/19/2043 2,500,944
0.3
17,457,588
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
0.998%,
03/15/2052 378,173
0.0
1,000,000
(3)
Benchmark Mortgage
Trust 2025-V17 C,
5.873%,
09/15/2058 1,003,596
0.1
1,000,000
(1)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.064%,
(TSFR1M + 1.386%),
01/17/2043 999,715
0.1
2,940,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 5.958%,
(TSFR1M + 2.285%),
10/15/2036 2,939,979
0.3
662,575
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.314%,
(TSFR1M + 1.641%),
05/15/2041 663,352
0.1
1,750,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 5.613%,
(TSFR1M + 1.941%),
03/15/2041 1,752,989
0.2
2,500,000
(1)(3)
BX Commercial
Mortgage Trust 2026-
VLT9 A, 5.373%,
(TSFR1M + 1.700%),
03/15/2045 2,492,760
0.3
3,250,000
(1)(3)
BX Trust 2025-VOLT
C, 6.023%, (TSFR1M +
2.350%),
12/15/2044 3,237,754
0.4
2,250,000
(1)(3)
BXMT Ltd. 2025-FL5
A, 5.318%, (TSFR1M +
1.639%),
10/18/2042 2,252,960
0.3
44,861,160
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.656%,
06/10/2051 528,646
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,650,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 5.852%,
10/12/2040 $ 1,659,311
0.2
4,728,934
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.440%,
02/10/2049 1,885
0.0
1,500,000
(3)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,456,355
0.2
750,000
(1)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 753,278
0.1
750,000
(1)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 762,961
0.1
500,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
C14 B, 4.877%,
11/15/2051 475,037
0.1
1,500,000
(1)(3)
Extended Stay America
Trust 2025-ESH D,
6.273%, (TSFR1M +
2.600%),
10/15/2042 1,505,592
0.2
2,000,000
(1)(3)
Extended Stay America
Trust 2025-ESH E,
7.023%, (TSFR1M +
3.350%),
10/15/2042 2,008,708
0.2
2,000,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.273%,
(TSFR1M + 2.600%),
12/15/2039 2,009,088
0.2
9,858,636  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,121,772
0.1
199,596
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 196,033
0.0
1,000,000
(1)(3)
GSAT Trust 2025-BMF
A, 5.173%, (TSFR1M +
1.500%),
07/15/2040 1,000,475
0.1
1,000,000
(1)(3)
GSAT Trust 2025-BMF
B, 5.623%, (TSFR1M +
1.950%),
07/15/2040 999,010
0.1
3,000,000
(1)(3)
INTOWN Mortgage
Trust 2025-STAY D,
6.523%, (TSFR1M +
2.850%),
03/15/2042 2,999,856
0.3
1,250,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.264%,
(TSFR1M + 1.592%),
05/15/2041 1,241,539
0.1
1,000,000
(1)(3)
SDAL Trust 2025-DAL
A, 6.114%, (TSFR1M +
2.441%),
04/15/2042 1,004,312
0.1
1,000,000
(1)(3)
SHR Trust 2024-LXRY
A, 5.623%, (TSFR1M +
1.950%),
10/15/2041 1,000,331
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,370,000
(1)(3)
SMRT 2022-MINI D,
5.623%, (TSFR1M +
1.950%),
01/15/2039 $ 2,363,646
0.3
1,000,000
(1)(3)
STWD LLC 2025-FL4
B, 5.627%, (TSFR1M +
1.950%),
11/19/2042 1,000,248
0.1
1,250,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 5.515%,
(TSFR1M + 1.842%),
02/15/2042 1,234,793
0.1
24,140,855
(3)(6)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.479%,
04/15/2054 1,279,908
0.1
1,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP B,
6.513%, (TSFR1M +
2.841%),
04/15/2038 1,004,004
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $48,032,592)
48,104,693
5.3
U.S. TREASURY OBLIGATIONS : 1.5%
United States Treasury Bonds : 0.4%
3,638,400
4.625
%,
02/15/2046 3,507,929
0.4
166,700
4.625
%,
11/15/2055 159,303
0.0
3,667,232
0.4
United States Treasury Notes : 1.1%
1,170,900
3.500
%,
03/15/2029 1,160,609
0.1
2,048,600
3.875
%,
03/31/2028 2,051,721
0.2
2,942,500
3.875
%,
03/31/2031 2,933,190
0.3
3,138,900
4.125
%,
02/15/2036 3,090,100
0.3
1,347,200
4.250
%,
03/31/2033 1,356,567
0.2
10,592,187
1.1
Total U.S. Treasury
Obligations
(Cost $14,402,217)
14,259,419
1.5
SOVEREIGN BONDS : 0.7%
PEN
22,500,000
(1)
Peruvian Government
International Bond,
6.900
%,
08/12/2037 6,425,292
0.7
Total Sovereign Bonds
(Cost $6,751,615)
6,425,292
0.7
BANK LOANS : 0.7%
Consumer, Cyclical : 0.2%
200,000  AI Aqua Merger Sub
Inc FKA Osmosis
Buyer Limited, 2026
Term Loan B, 6.411%,
(TSFR3M+2.750%),
07/31/2028 199,580
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
200,000  EG America LLC,
Term Loan B, 6.918%,
(TSFR1M+2.250%),
02/10/2031 $ 200,500
0.0
225,000
(8)
Flynn Restaurant
Group LP, Add-On Tl,
01/28/2032 221,344
0.0
224,432  Great Outdoors
Group LLC, Term
B-3 Loan, 6.918%,
(TSFR1M+2.250%),
01/23/2032 224,311
0.1
224,430  LC Ahab US Bidco
LLC, Initial Term
Loan, 6.168%,
(TSFR1M+2.250%),
05/01/2031 222,607
0.0
224,429  PCI Gaming
Authority, 2024 Term
Loan B, 5.668%,
(TSFR1M+2.250%),
07/18/2031 224,629
0.1
163,177  Peer Holding III BV,
Tranche B5B, 6.200%,
07/01/2031 163,313
0.0
55,000
(8)
Peer Holding III BV,
Tranche B8,
09/29/2032 54,596
0.0
225,000  Windsor Holdings III
LLC, 2025 Refi Term
Loan B, 6.418%,
(TSFR1M+2.250%),
08/01/2030 222,656
0.0
1,733,536
0.2
Consumer, Non-cyclical : 0.2%
224,438  AlixPartners LLP, 2025
Refinanced Dollar
Term Loan, 5.668%,
(TSFR1M+2.250%),
08/12/2032 222,666
0.0
225,000  Bausch & Lomb
Corporation, Tranche B,
7.418%,
01/15/2031 225,773
0.1
275,000  Camelot US
Acquisition I Co, Term
Loan B-1, 6.418%,
(TSFR1M+2.250%),
01/31/2031 239,250
0.1
200,000  Electron Bidco
Inc., 2026 Term
Loan, 6.168%,
(TSFR1M+2.250%),
02/06/2033 199,891
0.0
224,438  Fugue Finance
B.V., 15th Amd
USD Term, 5.921%,
(TSFR3M+2.250%),
01/09/2032 222,193
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
225,000  Garda World
Security Corporation,
Fifteenth Additional
Term Loan, 6.422%,
(TSFR3M+2.750%),
02/01/2029 $ 223,875
0.0
200,000  Hopper Merger Sub,
Inc., Tranche B,
3.000%,
01/14/2033 197,739
0.0
140,000
(8)
Mister Car Wash
Holdings Inc.,
Incremental First
Lien Term Loan B,
03/27/2031 138,845
0.0
85,000
(8)
Mister Car Wash
Holdings Inc.,
Incremental First
Lien Term Loan B,
03/27/2031 84,299
0.0
225,000  Primo Brands
(BlueTriton Brands/
Nestl Waters NA) Term
Loan B 275-15, Tranche
B, 6.402%,
03/31/2031 225,591
0.0
1,980,122
0.2
Energy : 0.1%
224,431  CPPIB OVM Member
U.S. LLC, Initial
Term Loans, 5.950%,
(TSFR3M+2.250%),
08/20/2031 224,617
0.1
195,000
(8)
Pelican Pipeline LLC,
Initial Term Loan,
03/23/2033 195,427
0.0
30,000
(8)
Pelican Pipeline LLC,
Initial Term Loan,
03/23/2033 30,066
0.0
450,110
0.1
Financial : 0.1%
109,756  CPI Holdco B,
LLC, 2025 Fourth
Amendment
Incremental Term
Loan, 5.668%,
(TSFR1M+2.250%),
05/17/2031 109,131
0.0
273,622  Focus Financial
Partners LLC, Tranche
B Incremental Term
Loan, 6.168%,
(TSFR1M+2.250%),
09/15/2031 265,028
0.1
220,000
(8)
Jupiter Borrower,
Inc., Term Loan B,
03/25/2033 220,000
0.0
594,159
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial : 0.1%
198,529  Azuria Water Solutions,
Inc., 6.668%,
01/27/2033 $ 197,040
0.0
26,471  Azuria Water Solutions,
Inc., Tranche B-DD,
6.668%,
01/27/2033 26,244
0.0
199,497  Chariot Buyer LLC,
2025 New Term
Loan B, 6.418%,
(TSFR1M+2.250%),
09/08/2032 197,799
0.0
200,000  Graham Packaging
Company Inc., Initial
Term Loan, 5.918%,
(TSFR1M+2.250%),
01/26/2033 198,125
0.0
225,000  Hillenbrand Inc., Term
Loan B, 7.168%,
(TSFR1M+2.250%),
02/10/2033 222,188
0.1
199,500  Pro Mach,
Amendment No 6
Term Loan, 6.418%,
(TSFR1M+2.250%),
10/18/2032 199,288
0.0
200,000  TransDigm Term Loan
N 250-07, Tranche N,
6.168%,
02/10/2033 200,281
0.0
1,240,965
0.1
Technology : 0.0%
214,326  Amentum Holdings
LLC, Initial Term
Loan, 5.668%,
(TSFR1M+2.250%),
09/29/2031 214,494
0.0
Utilities : 0.0%
200,000  Discovery Energy
Holding Corporation,
Term Loan, 6.700%,
(TSFR3M+3.000%),
05/01/2031 200,000
0.0
Total Bank Loans
(Cost $6,467,732)
6,413,386
0.7
MUNICIPAL BONDS : 0.1%
California : 0.1%
500,000  California State
University, 6.434%,
11/01/2030 522,282
0.1
170,000  Los Angeles County
Public Works Financing
Authority, 7.488%,
08/01/2033 184,658
0.0
300,000  Los Angeles County
Public Works Financing
Authority, 7.618%,
08/01/2040 352,712
0.0
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS: (continued)
California: (continued)
300,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.548%,
05/15/2048 $ 318,613
0.0
1,378,265
0.1
Total Municipal Bonds
(Cost $1,270,000)
1,378,265
0.1
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.0%
185,000
(9)
Voya Ultra Short
Income ETF
9,259,250
1.0
Total Exchange-Traded
Funds
(Cost $9,250,000)
9,259,250
1.0
MUTUAL FUNDS : 18.6%
Affiliated Investment Companies : 18.6%
8,143,396  Voya VACS Series
EMHCD Fund
84,935,622
9.3
2,903,341  Voya VACS Series HYB
Fund
29,526,977
3.2
5,328,383  Voya VACS Series SC
Fund
55,415,183
6.1
169,877,782
18.6
Total Mutual Funds
(Cost $164,575,899)
169,877,782
18.6
PURCHASED OPTIONS
(10)
: 0.0%
Total Purchased
Options
(Cost $55,229)
229
0.0
Total Long-Term
Investments
(Cost $918,768,769)
892,375,447
97.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.4%
Commercial Paper : 4.9%
4,000,000
AutoZone Disc,
3.980
%,
04/07/2026 3,996,951
0.4
4,000,000
BASF SE,
4.180
%,
06/10/2026 3,967,756
0.4
4,000,000
BASF SE,
4.200
%,
06/29/2026 3,959,000
0.4
950,000
BASF SE,
4.200
%,
06/30/2026 940,154
0.1
4,025,000  Constellation Energy
Generation LLC,
4.580
%,
05/04/2026 4,007,917
0.4
900,000  Duke Energy Co.,
4.020
%,
04/23/2026 897,725
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
5,000,000  Duke Energy Corp.,
4.100
%,
06/05/2026 $ 4,963,223
0.5
2,500,000  Enbridge U S, Inc.,
4.180
%,
05/27/2026 2,483,779
0.3
7,000,000
Entergy Corp.,
4.180
%,
05/21/2026 6,959,401
0.8
2,000,000
Entergy Corp.,
4.190
%,
06/09/2026 1,984,043
0.2
5,000,000  McCormick & Co., Inc.,
4.150
%,
04/30/2026 4,983,000
0.6
450,000  Parker-Hannifin Corp.,
4.070
%,
04/17/2026 449,148
0.1
1,000,000  Parker-Hannifin Corp.,
4.120
%,
05/08/2026 995,731
0.1
2,300,000  The Sherwin-
Williams Co.,
3.930
%,
05/11/2026 2,289,903
0.3
1,700,000  Volkswagen Group of
America Finance LLC,
4.260
%,
05/11/2026 1,691,904
0.2
Total Commercial Paper
(Cost $44,586,865)
44,569,635
4.9
Repurchase Agreements : 0.3%
1,000,000
(11)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $1,000,102,
collateralized by various
U.S. Government
Securities, 0.000%-
5.375%, Market Value
plus accrued interest
$1,020,106, due
04/15/26-02/15/56)
1,000,000
0.1
863,000
(11)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase Amount
$863,087, collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market
Value plus accrued
interest $880,260, due
05/12/27-02/20/66)
863,000
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
183,433
(11)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase Amount
$183,452, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $187,102, due
04/01/26)
$ 183,433
0.0
1,000,000
(11)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,000,100,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
1,000,000
0.1
Total Repurchase
Agreements
(Cost $3,046,433)
3,046,433
0.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.2%
1,775,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $1,775,000) $ 1,775,000 0.2
Total Short-Term
Investments
(Cost $49,408,298)
49,391,068
5.4
Total Investments in
Securities
(Cost $968,177,067) $ 941,766,515 103.1
Liabilities in Excess of
Other Assets
(28,677,385) (3.1)
Net Assets $ 913,089,130 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a “to be announced” (TBA) security
transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)
Investment in affiliate.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of March 31, 2026.
Currency Abbreviations:
PEN Peruvian Nuevo Sol
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
ECOFC Enterprise 11th District COFI Replacement Index
H15T1Y U.S. Treasury 1-Year Constant Maturity
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 223,361,251 $ — $ 223,361,251
Mutual Funds 169,877,782 — — 169,877,782
U.S. Government Agency Obligations — 168,896,053 — 168,896,053
Collateralized Mortgage Obligations — 146,104,185 — 146,104,185
Asset-Backed Securities — 98,295,642 — 98,295,642
Commercial Mortgage-Backed Securities — 48,104,693 — 48,104,693
U.S. Treasury Obligations — 14,259,419 — 14,259,419
Exchange-Traded Funds 9,259,250 — — 9,259,250
Sovereign Bonds — 6,425,292 — 6,425,292
Bank Loans — 6,413,386 — 6,413,386
Municipal Bonds — 1,378,265 — 1,378,265
Purchased Options — 229 — 229
Short-Term Investments 1,775,000 47,616,068 — 49,391,068
Total Investments, at fair value $ 180,912,032 $ 760,854,483 $ — $ 941,766,515
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 698,934 — 698,934
Centrally Cleared Inflation-Linked Swaps — 6,355 — 6,355
Centrally Cleared Interest Rate Swaps — 2,103,957 — 2,103,957
Forward Foreign Currency Contracts — 120,447 — 120,447
Forward Premium Swaptions — 883,390 — 883,390
Futures 292,224 — — 292,224
OTC interest rate swaps — 36,081 — 36,081
Total Assets $ 181,204,256 $ 764,703,647 $ — $ 945,907,903
Liabilities Table
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps $ — $ (17,089) $ — $ (17,089)
Centrally Cleared Interest Rate Swaps — (176,511) — (176,511)
Forward Foreign Currency Contracts — (616) — (616)
Forward Premium Swaptions — (887,799) — (887,799)
Futures (2,250,577) — — (2,250,577)
OTC interest rate swaps — (1,260) — (1,260)
OTC total return swaps — (602,863) — (602,863)
Written Options — (13,142) — (13,142)
Total Liabilities $ (2,250,577) $ (1,699,280) $ — $ (3,949,857)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Ultra Short Income ETF
$ 9,285,150 $ — $ — $ (25,900) $ 9,259,250 $ 87,241 $ — $ —
Voya VACS Series EMHCD Fund
86,243,281 898,828 — (2,206,487) 84,935,622 1,352,651 — —
Voya VACS Series HYB Fund
29,770,937 307,237 — (551,197) 29,526,977 463,422 — —

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series SC Fund
$ 56,054,589 $ — $ — $ (639,406) $ 55,415,183 $ 959,594 $ — $ —
$ 181,353,957 $ 1,206,065 $ — $ (3,422,990) $ 179,137,032 $ 2,862,908 $ — $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At March 31, 2026, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 29,488 BRL 154,220 Citibank N.A. 04/24/26 $ (158)
USD 4,082,335 PEN 13,967,708 Goldman Sachs International 04/24/26 73,408
USD 2,711,102 PEN 9,282,000 Morgan Stanley Bank N.A. 04/24/26 47,039
EUR 53,895 USD 62,822 Standard Chartered Bank 04/24/26 (458)
$ 119,831
At March 31, 2026, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 247 06/30/26 $ 51,238,992 $ (60,919)
U.S. Treasury 5-Year Note 632 06/30/26 68,369,562 (606,896)
U.S. Treasury 10-Year Note 155 06/18/26 17,212,266 34,108
U.S. Treasury Long Bond 99 06/18/26 11,273,625 (303,212)
U.S. Treasury Ultra Long Bond 414 06/18/26 48,256,875 (1,279,550)
$ 196,351,320 $ (2,216,469)
Short Contracts:
U.S. Treasury Ultra 10-Year Note (179) 06/18/26 (20,319,297) 258,116
$ (20,319,297) $ 258,116
At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX Emerging Markets, Series 44, Version 1 Buy (1.000) 12/20/30 USD 41,831,000 $ 826,568 $ 20,841
CDX North American High Yield Index, Series
42, Version 1 Buy (5.000) 06/20/29 USD 27,000,000 (1,503,625) 443,580
$ (677,057) $ 464,421
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index, Series
46, Version 1 Sell 5.000 06/20/31 USD 20,915,000 $ 1,002,053 $ 181,197
CDX North American Investment Grade Index,
Series 46, Version 1 Sell 1.000 06/20/31 USD 92,400,000 1,594,910 53,316
$ 2,596,963 $ 234,513
(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 3-month AUD-BBR-BBSW Quarterly 4.687 % Quarterly 03/25/28 AUD 33,100,000 $ 20,002 $ 20,002
Pay 1-day CAD-CORRA-OIS-COMPOUND Semi-Annual 2.781 Semi-Annual 03/20/28 CAD 32,100,000 27,132 27,132
Pay 1-day EUR-EuroSTR-COMPOUND Annual 2.590 Annual 03/26/28 EUR 20,400,000 16,025 16,025
Pay 1-day GBP-SONIA-COMPOUND Annual 4.309 Annual 03/19/28 GBP 18,200,000 20,947 21,335
Pay 1-day Secured Overnight Financing Rate Annual 2.994 Annual 03/03/28 USD 13,951,000 (74,735) (74,735)
Pay 1-day Secured Overnight Financing Rate Annual 3.280 Annual 03/13/29 USD 10,598,000 (18,887) (18,887)
Pay 1-day Secured Overnight Financing Rate Annual 4.129 Annual 03/27/36 USD 6,220,000 (1,300) (1,300)
Pay 1-day Secured Overnight Financing Rate Annual 3.950 Annual 03/02/57 USD 1,460,000 (41,672) (41,672)
Pay 1-day Secured Overnight Financing Rate Annual 4.012 Annual 02/17/57 USD 728,000 (13,290) (13,290)
Pay 1-day Secured Overnight Financing Rate Annual 3.962 Annual 03/12/57 USD 597,000 (15,884) (15,884)
Pay 3-month ZAR-JIBAR-SAFEX Quarterly 7.605 Quarterly 03/25/31 ZAR 42,095,000 (8,519) (8,001)
Receive 1-day Secured Overnight Financing Rate Annual 3.457 Annual 02/25/27 USD 72,800,000 167,646 167,646
Receive 1-day Secured Overnight Financing Rate Monthly 3.389 Monthly 02/04/29 USD 71,800,000 264,009 264,009
Receive 1-day Secured Overnight Financing Rate Annual 3.299 Annual 02/24/28 USD 62,000,000 384,572 384,572
Receive 1-day Secured Overnight Financing Rate Annual 3.366 Annual 02/23/31 USD 52,500,000 581,714 581,714
Receive 1-day Secured Overnight Financing Rate Annual 3.502 Annual 02/24/33 USD 30,300,000 377,406 377,406
Receive 1-day Secured Overnight Financing Rate Annual 3.428 Annual 03/17/29 USD 10,942,000 4,964 4,964
Receive 1-day Secured Overnight Financing Rate Annual 3.608 Annual 02/25/36 USD 10,200,000 201,337 201,337
Receive 1-day Secured Overnight Financing Rate Annual 4.605 Annual 02/14/46 USD 6,220,000 (2,742) (2,742)
Receive 1-day Secured Overnight Financing Rate Annual 3.995 Annual 03/02/57 USD 1,374,000 28,946 28,946
Receive 1-day Secured Overnight Financing Rate Annual 4.045 Annual 02/24/57 USD 697,135 8,869 8,869
$ 1,926,540 $ 1,927,446

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At March 31, 2026, the following OTC interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
1-day Overnight
Brazil Interbank
Deposit Annual
Goldman Sachs
International 13.680% Annual 01/02/29 BRL 32,304,304 $ (1,260) $ — $ (1,260)
Pay
1-day Overnight
Brazil Interbank
Deposit Annual
Goldman Sachs
International 14.020% Annual 01/02/29 BRL 16,475,522 25,778 — 25,778
Pay
1-day Overnight
Brazil Interbank
Deposit Annual
Morgan Stanley
Bank N.A. 13.900% Annual 01/02/29 BRL 10,207,027 10,303 — 10,303
$ 34,821 $ — $ 34,821
At March 31, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.462%
At Termination
Date 03/27/31 USD 6,058,000 $ (17,089) $ (17,089)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.410
At Termination
Date 03/27/36 USD 6,058,000 6,355 6,355
$ (10,734) $ (10,734)
At March 31, 2026, the following OTC total return swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Markit iBoxx USD
Liquid Leveraged
Loan Index Monthly
(Secured
Overnight
Financing
Rate +
0.00%) Monthly
Barclays Bank
PLC 06/20/26 USD 5,000,000 $ (26,000) $ — $ (26,000)
Receive
Markit iBoxx USD
Liquid Leveraged
Loan Index Monthly
(Secured
Overnight
Financing
Rate +
0.00%) Monthly BNP Paribas 06/20/26 USD 1,500,000 (24,750) — (24,750)
Receive
U.S. Treasury 30-
Year Bond
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.13%)
At
Termination
Date
Goldman Sachs
International 07/22/26 USD 25,000,000 (249,341) — (249,341)
Receive
U.S. Treasury 20-
Year Bond
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.11%)
At
Termination
Date
Morgan Stanley
Bank N.A. 07/22/26 USD 25,000,000 (302,772) — (302,772)
$ (602,863) $ — $ (602,863)
(1)
The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At March 31, 2026, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
Index High Yield Series,
45, Version 2 105.00% 5.000 % Quarterly 04/15/26 USD 900,000 $ 5,235 $ (6,549)
$ 5,235 $ (6,549)
At March 31, 2026, the following OTC written equity options were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Invesco Senior Loan
ETF
Goldman Sachs
International Put 04/17/26 USD 20.000 75,000 USD 1,530,750 $ 10,500 $ (6,478)
$ 10,500 $ (6,478)
At March 31, 2026, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Bank N.A. Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 9,890,000 $ 55,229 $ 229
$ 55,229 $ 229
At March 31, 2026, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley Bank
N.A. Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 4,945,000 $ 40,724 $ (115)
$ 40,724 $ (115)
At March 31, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 3.820% Receive
1-day Secured Overnight
Financing Rate 02/23/28 USD 4,548,000 $ (166,173) $ (24,223)
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.605% Receive
1-day Secured Overnight
Financing Rate 02/12/36 USD 9,952,000 (398,080) 22,527
Call on 1-Year Interest
Rate Swap
Mizuho Capital
Markets LLC 3.150% Receive
1-day Secured Overnight
Financing Rate 04/10/26 USD 49,760,000 (29,358) (29,149)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 20,904,800 (3,700,150) 338,983
Call on 5-Year Interest
Rate Swap UBS AG 3.780% Receive
1-day Secured Overnight
Financing Rate 03/20/28 USD 4,976,000 (124,400) (11,397)
Put on 10-Year
Interest Rate Swap Deutsche Bank AG 3.820% Pay
1-day Secured Overnight
Financing Rate 02/23/28 USD 4,548,000 (166,172) 43,341
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 19,473,000 (3,505,140) 262,596
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 4,988,800 (232,677) (69,086)
Put on 5-Year Interest
Rate Swap UBS AG 3.780% Pay
1-day Secured Overnight
Financing Rate 03/20/28 USD 4,976,000 (124,400) (4,229)
$ (8,446,550) $ 529,363

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At March 31, 2026, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Toronto-Dominion
Bank 3.943% Pay
1-day Secured Overnight
Financing Rate 07/21/26 USD 2,541,000 $ 42,435 $ (6,342)
Call on 1-Year Interest
Rate Swap BNP Paribas 2.500% Pay
1-day Secured Overnight
Financing Rate 02/22/27 USD 49,760,000 62,200 13,141
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Pay
1-day Secured Overnight
Financing Rate 02/11/28 USD 12,440,000 53,554 (9,874)
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 24,944,000 116,489 24,028
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.500% Pay
1-day Secured Overnight
Financing Rate 09/25/26 USD 51,134,000 59,315 38,215
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.205% Pay
1-day Secured Overnight
Financing Rate 02/23/28 USD 19,400,000 86,330 4,154
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Pay
1-day Secured Overnight
Financing Rate 12/16/27 USD 12,471,500 57,993 (634)
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Pay
1-day Secured Overnight
Financing Rate 11/22/27 USD 24,944,000 117,237 19,856
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Pay
1-day Secured Overnight
Financing Rate 06/30/27 USD 12,472,000 47,705 (24,223)
Call on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Pay
1-day Secured Overnight
Financing Rate 10/25/27 USD 24,944,000 116,301 (52,513)
Call on 30-Year
Interest Rate Swap BNP Paribas 4.135% Pay
1-day Secured Overnight
Financing Rate 02/18/31 USD 1,244,000 140,572 2,584
Call on 30-Year
Interest Rate Swap Deutsche Bank AG 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 5,082,000 116,886 (30,125)
Call on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Pay
1-day Secured Overnight
Financing Rate 02/18/31 USD 1,244,000 141,567 3,890
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.120% Pay
1-day Secured Overnight
Financing Rate 02/25/31 USD 11,877,500 1,345,127 38,532
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Pay
1-day Secured Overnight
Financing Rate 02/25/31 USD 1,244,000 141,070 3,259
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 2,541,000 58,443 (15,062)
Call on 30-Year
Interest Rate Swap
Toronto-Dominion
Bank 4.251% Pay
1-day Secured Overnight
Financing Rate 02/04/27 USD 1,940,000 93,508 (26,359)
Call on 30-Year
Interest Rate Swap UBS AG 4.256% Pay
1-day Secured Overnight
Financing Rate 02/03/27 USD 1,940,000 93,314 (27,362)
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 5.605% Receive
1-day Secured Overnight
Financing Rate 02/12/36 USD 9,952,000 507,552 (24,514)
Put on 10-Year
Interest Rate Swap
Toronto-Dominion
Bank 3.943% Receive
1-day Secured Overnight
Financing Rate 07/21/26 USD 2,541,000 42,435 8,738
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Receive
1-day Secured Overnight
Financing Rate 02/11/28 USD 12,440,000 53,554 (15,987)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 24,944,000 116,489 (45,230)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.205% Receive
1-day Secured Overnight
Financing Rate 02/23/28 USD 19,400,000 86,330 (43,381)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Receive
1-day Secured Overnight
Financing Rate 12/16/27 USD 12,471,500 57,993 (13,803)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Receive
1-day Secured Overnight
Financing Rate 11/22/27 USD 24,944,000 117,237 (48,078)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 89,798,400 255,925 (119,129)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Receive
1-day Secured Overnight
Financing Rate 06/30/27 USD 12,472,000 47,705 3,015
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Receive
1-day Secured Overnight
Financing Rate 10/25/27 USD 24,944,000 116,301 24,482
Put on 1-Year Interest
Rate Swap UBS AG 3.700% Receive
1-day Secured Overnight
Financing Rate 02/10/27 USD 49,760,000 48,267 (109,593)
Put on 30-Year
Interest Rate Swap BNP Paribas 4.135% Receive
1-day Secured Overnight
Financing Rate 02/18/31 USD 1,244,000 140,572 (8,147)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 30-Year
Interest Rate Swap Deutsche Bank AG 5.600% Receive
1-day Secured Overnight
Financing Rate 02/24/31 USD 6,064,000 $ 253,475 $ (24,153)
Put on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Receive
1-day Secured Overnight
Financing Rate 02/18/31 USD 1,244,000 141,567 (7,721)
Put on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.120% Receive
1-day Secured Overnight
Financing Rate 02/25/31 USD 11,877,500 1,345,127 (89,129)
Put on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Receive
1-day Secured Overnight
Financing Rate 02/25/31 USD 1,244,000 141,070 (8,356)
Put on 30-Year
Interest Rate Swap
Toronto-Dominion
Bank 4.251% Receive
1-day Secured Overnight
Financing Rate 02/04/27 USD 1,940,000 93,508 15,724
Put on 30-Year
Interest Rate Swap UBS AG 4.256% Receive
1-day Secured Overnight
Financing Rate 02/03/27 USD 1,940,000 93,314 16,325
$ 6,548,467 $ (533,772)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
PEN
—
Peruvian Nuevo Sol
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 13,534,579
Gross Unrealized Depreciation (39,945,131)
Net Unrealized Depreciation $ (26,410,552)